UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period :	September 21, 2017 (commencement of operations) — August 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam PanAgora Market Neutral Fund

Annual report
8 | 31 | 18

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Annual report
8 | 31 | 18

Consider these risks before investing: There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. You can lose money by investing in the fund.

Message from the Trustees

October 15, 2018

Dear Fellow Shareholder:

During 2018, we have seen conditions for global financial markets begin to move in different directions. The S&P 500 Index rose to a record high during the summer after a choppy start in January and February. International stocks have lagged behind, however, due in part to uncertainty surrounding U.S. trade policy and interest rates. In addition, fixed-income markets have faced new headwinds as the Federal Reserve has continued its path of normalizing policy. Fortunately, navigating a change in market trends is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the period, the fund had an expense limitation, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

This comparison shows your fund’s performance in the context of broad market indexes for the period from 9/21/17 (commencement of operations) to 8/31/18. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on pages 13–14.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

2 PanAgora Market Neutral Fund

George D. Mussalli, CFA
Portfolio Manager

George is Chief Investment Officer and Head of Equity Research at PanAgora Asset Management. He has an M.B.A. from the Sloan School of Business at the Massachusetts Institute of Technology and a B.S. from Tufts University. George joined PanAgora in 2004 and has been in the investment industry since 1995.

Richard Tan, CFA
Portfolio Manager

Richard is a Director in the Equity group at PanAgora Asset Management. He has an M.B.A. from the Carroll Graduate School of Management at Boston College, an M.S. in Computer Science from Rutgers University, and a B.A. from Shanghai Jiao Tong University. Richard joined PanAgora in 2008 and has been in the investment industry since 1997.

How would you describe the investing environment during the reporting period?

Global equities continued their strong run of positive performance from 2017 into 2018 on the back of positive economic news. However, troubles emerged in early February 2018 when U.S. inflationary concerns and expectations of subsequent tighter monetary policy caused equities to sell off sharply. Positive U.S. unemployment and wage numbers pushed the U.S. Federal Reserve to revise its economic growth expectations higher. While the sudden force of the correction pushed the CBOE Volatility Index [VIX], a measure of market volatility, past 50, by mid-February, the VIX had fallen back below 20. Concerns related to U.S. monetary tightening also hampered non-U.S. developed- and emerging-market equities.

In the United States, more than three quarters of S&P 500 Index-listed companies beat analysts’ expectations, and recent corporate tax-rate cuts provided an additional boost to the already robust earnings growth. Despite the good economic news, concerns about escalating trade tensions with China and other key U.S. allies caused volatility to remain elevated. In Europe, investors reacted positively to the European Central Bank’s decision to leave interest rates unchanged, although political uncertainty emanating from Italy and Spain caused international developed markets to

PanAgora Market Neutral Fund 3

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 8/31/18. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

lose some ground. Increasing risk aversion to the region and a strengthening U.S. dollar had negative impact on emerging markets.

Over the reporting period, U.S. small- and large-cap equities performed strongly as the Russell 2000 Index gained a robust 21.9%, followed by a 17.8% increase for the S&P 500 Index. International developed markets also experienced positive gains from a hedged U.S. dollar perspective, although to a much lesser extent with the MSCI World ex-U.S. Index [ND] adding 6.8% for the reporting period. Emerging markets significantly trailed developed markets. The MSCI Emerging Markets Index [ND] lost 2.8% over the period.

After posting decent results toward the end of 2017, bond prices began 2018 on the decline as investors digested the prospects of rising inflation and a more hawkish stance by the Fed. However, performance began to recover somewhat after a difficult first quarter. Political uncertainty emanated from Italy and Spain [as mentioned previously], and triggers of a trade war between the United States and key trading partners sparked a rally for bonds. For the second time in 2018, the Fed increased short-term interest rates in June. While this move was widely anticipated, focus quickly shifted to whether there would be one or two more interest-rate hikes this year. With solid economic growth, declining unemployment, and annual inflation now matching the Fed’s 2.0% target, the prospects of a fourth interest-rate increase for calendar 2018 have become more realistic, in our view. The FTSE U.S. Treasury Bond Index fell by 1.4% for the reporting period, while the FTSE World Government Bond ex-U.S. Index [Hedged] rose 2.4%. The uptick in inflation and the decrease in longer-term bond yields toward the end of the period was supportive for inflation-linked bonds. The Bloomberg Barclays World Government Inflation-Linked Bond Index [Hedged] gained 2.9% for the period. Investment-grade credit was the laggard as spreads continued to widen in the second half of the period and demand waned. The Bloomberg Barclays U.S. Credit Index lost 0.6% over the period.

After a strong finish to 2017, commodities displayed mixed performance following the volatility spike observed in early February 2018. Energy commodities performed well, while other sectors such as precious metals, industrial

4 PanAgora Market Neutral Fund

metals, and agriculture declined. The heavily energy-weighted S&P GSCI was up 18.5% for the period, while the more diversified Bloomberg Commodity Index was down 0.7%, further highlighting the impact of the energy sector. The price for West Texas Intermediate [WTI], a benchmark for oil pricing, crude oil recovered from its early February 2018 low of $58.85 to end the period just under $70 per barrel. WTI and other oil-related commodities, including gas and brent crude rallied as investors anticipated the global impact of U.S.-imposed sanctions on Iran, which will restrict the country from exporting crude oil starting in November 2018. Industrial metals, such as copper, and agricultural commodities, including sugar, soybeans, and coffee, were bottom-performing commodity contracts for the period.

How did the fund perform for the reporting period?

For the reporting period, Putnam PanAgora Market Neutral Fund returned -6.8%. The long-term portfolio detracted by 6.6% with most of the underperformance coming from swap contracts of developed international large-cap stocks. Intermediate-term and short-term strategies contributed 0.1% and 1.4%, respectively.

Can you provide more details about areas that detracted from performance?

The long-term portfolio was down 6.6% for the period, largely due to weakness in Asia, Japan and Australia. The swap portfolio did benefit from our proprietary sector-specific models within the United States. The alpha model underperformed in Australia, where management capabilities [growth] and market intelligence [value and momentum] disappointed the most. Shorts in swaps invested in Australia’s telecommunications sector detracted in the third quarter of fiscal 2018 following the announcement of a merger between TPG Telecom [previously held short in the portfolio] and Hutchison Telecommunications [not held]. Expectations are that the merger will increase competition in the sector against larger rivals like Telstra [held long] and Optus [not held]. Telstra remains long in the portfolio due to its positive alpha score. The short position in TPG has been closed.

Within Japan, the alpha model underper-formed due to the disappointing performance of market intelligence [value] metrics. Japanese short swap positions detracted in particular in the consumer staples sector. Shiseido, a multinational personal-care company, detracted from returns when its share price appreciated following better-than-expected earnings in early calendar 2018. Shiseido has faced some headwinds the past few years as the executive team turned over and implemented a new sales strategy aimed at Chinese consumers. Shiseido’s operating margins are well below its peers. However, Shiseido’s performance improved, making it one of the largest contributors in the Japanese staples sector in the third quarter of fiscal 2018. We also expect increased tensions between the United States and China to affect the company’s revenues as the number of Chinese tourists in Japan decreases due to a weaker Chinese currency. KOSÉ, another multinational personal-care company that was held short through swaps, followed a similar pattern and was sold by period-end.

What strategies contributed positively to fund performance?

Our sector-specific factor, achieved through swap contracts, worked well in general. Insurance and bank-related models in the United States contributed positively to fund performance. Our proprietary insurance model

PanAgora Market Neutral Fund 5

performed well within the financials sector, where long position Reinsurance Group of America added significantly to returns.

The flattening of the U.S. yield curve had a much-muted impact on margins, allowing U.S. banks to report stronger-than-expected earnings. The proprietary banking model used by the strategy outperformed. Long swap position in JPMorgan Chase was one of the largest contributors. The stock gained 10% in July 2018 [20% for the reporting period] after beating earnings expectations and reporting healthy trading revenues. Trading was helped by increased market volatility and concerns about a trade war.

After widening in the beginning of 2018, merger-and-acquisition [M&A] spreads are coming back down. The M&A market suffered when volatility spiked, and equities dropped abruptly in February 2018. It has since normalized, allowing the strategy to benefit from its U.S. merger arbitrage-related trades. Overall, intermediate strategies contributed 0.1%. Short-term strategies contributed 1.4% helped by the good performance of index reconstitution-related trades and the corporate-event strategy.

How did the fund use derivatives during the period?

The fund used total return swaps to take long or short positions in equity securities.

What is your outlook for the coming months?

The fund aims to generate attractive, absolute returns under different market conditions and over different horizons. The fund uses a diversified set of strategies that are expected to have a low correlation to one another, and we believe their combination will result in potentially more stable returns over time than any individual strategy in and of itself.

Most of the fund’s assets are allocated to the long-term portfolio, which utilizes fundamentally based signals and is implemented across a broad universe of stocks. We expect

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short positions in equity securities.

For example, the fund’s managers may use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 PanAgora Market Neutral Fund

the long-term strategy to outperform over a market cycle and consider the fund’s recent performance to be driven by investors’ preference for very expensive and fundamentally weaker companies. In our view, the tightening of monetary policy should redirect investors’ attention to fundamentals benefiting our approach to long-term investing. Intermediate- and short-term strategies have performed well recently, and we expect this positive trend to continue given that the number of corporate and market events to trade remains high.

Thank you, George and Richard, for your time and insights today.

Past performance is not a guarantee of future results.

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guarantee the accuracy, adequacy or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements.

This material is directed exclusively at investment professionals. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

PanAgora Market Neutral Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for the reporting period from September 21, 2017 (the fund’s commencement of operations) through the period ended August 31, 2018, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for the life-of-fund period ended 8/31/18

(inception dates)	Life of fund
Class A (9/21/17)
Before sales charge	–6.80%
After sales charge	–12.16
Class B (9/21/17)
Before CDSC	–7.50
After CDSC	–12.13
Class C (9/21/17)
Before CDSC	–7.50
After CDSC	–8.43
Class M (9/21/17)
Before sales charge	–7.30
After sales charge	–10.54
Class R (9/21/17)
Net asset value	–7.00
Class R6 (9/21/17)
Net asset value	–6.60
Class Y (9/21/17)
Net asset value	–6.60

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the period, the fund had an expense limitation, without which returns would have been lower.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

8 PanAgora Market Neutral Fund

Comparative index returns For the life-of-fund period ended 8/31/18

Life of fund
(since 9/21/17)
ICE BofAML U.S. Treasury Bill Index	1.42%
Lipper Alternative Equity Market Neutral Funds category average*	–0.24

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the life-of-fund period ended 8/31/18, there were 100 funds in this Lipper category.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B shares would have been valued at $9,250 ($8,787 after contingent deferred sales charge). A $10,000 investment in the fund’s class C shares would have been valued at $9,250 ($9,157 after contingent deferred sales charge). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $8,946. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $9,300, $9,340, and $9,340, respectively.

Fund price and distribution information For the life-of-fund period ended 8/31/18

	Class A		Class B	Class C	Class M		Class R	ClassR6	Class Y
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
9/21/17*	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00	$10.00
8/31/18	9.32	9.89	9.25	9.25	9.27	9.61	9.30	9.34	9.34

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

* Inception date of the fund.

PanAgora Market Neutral Fund 9

Fund performance as of most recent calendar quarter Total return for periods ended 9/30/18

(inception dates)	Life of fund	Annual average	1 year
Class A (9/21/17)
Before sales charge	–6.90%	–6.73%	–6.43%
After sales charge	–12.25	–11.95	–11.81
Class B (9/21/17)
Before CDSC	–7.60	–7.41	–7.14
After CDSC	–11.30	–11.02	–11.78
Class C (9/21/17)
Before CDSC	–7.60	–7.41	–7.14
After CDSC	–7.60	–7.41	–8.06
Class M (9/21/17)
Before sales charge	–7.40	–7.21	–6.93
After sales charge	–10.64	–10.38	–10.19
Class R (9/21/17)
Net asset value	–7.20	–7.02	–6.73
Class R6 (9/21/17)
Net asset value	–6.70	–6.53	–6.23
Class Y (9/21/17)
Net asset value	–6.70	–6.53	–6.23

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

10 PanAgora Market Neutral Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Estimated net expenses for the fiscal
year ended 8/31/18*†	1.90%	2.65%	2.65%	2.40%	2.15%	1.55%	1.65%
Estimated total annual operating
expenses for the fiscal year
ended 8/31/18*	2.29%	3.04%	3.04%	2.79%	2.54%	1.94%	2.04%
Annualized expense ratio for the
six-month period ended 8/31/18‡	1.77%	2.52%	2.52%	2.27%	2.02%	1.53%	1.52%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Other expenses are based on estimated amounts for the current fiscal year.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/18.

‡ Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on fiscal year data in the financial highlights.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 3/1/18 to 8/31/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$8.67	$12.32	$12.32	$11.10	$9.89	$7.49	$7.45
Ending value (after expenses)	$942.40	$939.10	$939.10	$939.20	$942.20	$943.40	$943.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

PanAgora Market Neutral Fund 11

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 8/31/18, use the following calculation method. To find the value of your investment on 3/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$9.00	$12.78	$12.78	$11.52	$10.26	$7.78	$7.73
Ending value (after expenses)	$1,016.28	$1,012.50	$1,012.50	$1,013.76	$1,015.02	$1,017.49	$1,017.54

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 PanAgora Market Neutral Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays World Government Inflation-Linked Bond Index [Hedged] is an unmanaged index that tracks the performance of investment-grade, government inflation-linked debt from 12 different developed market countries.

Bloomberg Barclays U.S. Credit Index is an unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable corporate and government related bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. dollar-denominated, investment-grade fixed-income securities.

Bloomberg Commodity Index is an unmanaged index that reflects commodity future price movements.

CBOE (Chicago Board Options Exchange) Volatility Index (VIX) is a measure of the stock market’s expectation of volatility implied by S&P 500 Index options.

FTSE U.S. Treasury Bond Index is an unmanaged index of U.S. Treasury notes and

PanAgora Market Neutral Fund 13

bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

FTSE World Government Bond ex-U.S. Index [Hedged] is an unmanaged index that represents the world bond market, excluding the United States.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI World ex-U.S. Index (ND) is an unmanaged index of equity securities from developed countries, excluding the United States. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000 Index is an unmanaged index of 2,000 small companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

14 PanAgora Market Neutral Fund

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of August 31, 2018, Putnam employees had approximately $508,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

PanAgora Market Neutral Fund 15

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

16 PanAgora Market Neutral Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-advisory contract with respect to your fund between Putnam Management and its affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and PanAgora furnish specified information, together with any additional information that Putnam Management and PanAgora considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management and PanAgora provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-advisory contracts, effective July 1, 2018.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management and PanAgora in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

PanAgora Market Neutral Fund 17

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management of all open-end funds sponsored by Putnam Management for which PanAgora acts as sub-adviser increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders, Putnam Management and PanAgora.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Putnam Management has agreed to maintain these expense limitations until at least December 30, 2019. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 4th quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 5th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and PanAgora from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the costs incurred by PanAgora in providing its services under the sub-advisory contract and the resulting profitability of your fund. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders, Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates (including PanAgora) to institutional clients, including defined benefit pension and

18 PanAgora Market Neutral Fund

profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management and PanAgora provide to the Putnam funds and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management, and the quality of services provided by Putnam Management with respect to your fund, represented major factors in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. With respect to its review of PanAgora’s investment process and your fund’s investment performance, the Contract Committee, along with other members of the Board, met with a portfolio manager of your fund to review, among other items, the fund’s investment strategy, performance attribution, risks and outlook.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the

PanAgora Market Neutral Fund 19

Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the fourth quartile of its Lipper Inc. (“Lipper”) peer group (Lipper Alternative Equity Market Neutral Funds) for the period from the fund’s commencement of operations on September 21, 2017 through December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds), but because your fund had less than one year of performance, the Trustees considered that there had not been a sufficiently long period of time to allow for definitive conclusions about the fund’s performance. Based on the information provided by Putnam Management and PanAgora, the Trustees remained satisfied with the investment process that PanAgora employs, and the Trustees will continue to monitor your fund and its investment performance in the coming year. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management and PanAgora may receive in connection with the services they provide under the management and sub-advisory contracts with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to PanAgora in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance PanAgora’s investment capabilities and supplement PanAgora’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

20 PanAgora Market Neutral Fund

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

PanAgora Market Neutral Fund 21

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Investment Funds and Shareholders
of Putnam PanAgora Market Neutral Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam PanAgora Market Neutral Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 21, 2017 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations, changes in its net assets, and the financial highlights for the period September 21, 2017 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2018

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

22 PanAgora Market Neutral Fund

The fund’s portfolio 8/31/18

INVESTMENT COMPANIES (8.9%)*	Shares	Value
State Street Institutional US Government Money Market Fund	950,833	$950,833
Total investment companies (cost $950,833)		$950,833

SHORT-TERM INVESTMENTS (94.2%)*	Principal amount	Value
U.S. Treasury Bills with effective yields ranging from 1.30%
to 1.78%, 9/13/18 ∆	$10,100,000	$10,095,177
Total short-term investments (cost $10,095,560)		$10,095,177

TOTAL INVESTMENTS
Total investments (cost $11,046,393)		$11,046,010

Key to holding’s abbreviations

ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 21, 2017 (commencement of operations) through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $10,713,715.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,961,674 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

The dates shown on debt obligations are the original maturity dates.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$94,907	$93,743	$—	1/29/20	(Federal Funds	Abb Limited —	$(1,175)
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
95,003	93,404	—	1/29/20	(Federal Funds	Acs Actividades	(1,609)
				Effective Rate US	De Construccion
				plus 0.25%) —	Y Servicios Sa —
				Monthly	Monthly

PanAgora Market Neutral Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$45,274	$45,497	$—	1/29/20	(Federal Funds	Adecco Group Ag —	$218
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
45,195	45,229	—	1/29/20	(Federal Funds	Admiral Group Plc —	28
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,404	12,333	—	1/27/20	(Federal Funds	Advanced Info	(74)
				Effective Rate US	Service Pcl Nvdr —
				plus 0.75%) —	Monthly
				Monthly
47,227	47,464	—	1/29/20	(Federal Funds	Aetna Inc — Monthly	231
				Effective Rate US
				plus 0.25%) —
				Monthly
88,388	87,070	—	1/29/20	(Federal Funds	Aflac Inc — Monthly	(1,328)
				Effective Rate US
				plus 0.25%) —
				Monthly
44,739	44,607	—	1/29/20	(Federal Funds	Ageas — Monthly	(132)
				Effective Rate US
				plus 0.25%) —
				Monthly
19,935	19,600	—	1/29/20	(Federal Funds	Agile Group	(337)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
162,303	163,514	—	1/29/20	(Federal Funds	Agilent	1,193
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
91,732	90,479	—	1/29/20	(Federal Funds	Air Lease Corp —	(1,264)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,632	13,561	—	1/28/20	(Federal Funds	Airasia Group Bhd —	(75)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
50,964	50,984	—	1/27/20	(Federal Funds	Aisin Seiki Co Ltd —	11
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,408	27,488	—	1/29/20	(Federal Funds	Aker Bp Asa —	86
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

24 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,178	$4,472	$—	1/29/20	(Federal Funds	Akorn Inc — Monthly	$293
				Effective Rate US
				plus 0.25%) —
				Monthly
10,838	10,838	—	1/29/20	(Federal Funds	Aldar Properties	(2)
				Effective Rate US	Pjsc — Monthly
				plus 1.20%) —
				Monthly
12,410	12,354	—	1/29/20	(Federal Funds	Alfa Sab De Cv —	(57)
				Effective Rate US	Monthly
				plus 0.90%) —
				Monthly
65,866	68,258	—	1/27/20	(Federal Funds	Alfresa Holdings	2,380
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
3,260	3,206	—	1/28/20	(Federal Funds	Alliance Bank	(69)
				Effective Rate US	Malaysia Bhd —
				plus 0.75%) —	Monthly
				Monthly
54,499	53,630	—	1/29/20	(Federal Funds	Allianz Se — Monthly	(869)
				Effective Rate US
				plus 0.25%) —
				Monthly
186,264	186,473	—	1/29/20	(Federal Funds	Allison Transmission	189
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
235,893	237,500	—	1/29/20	(Federal Funds	Amazon.Com Inc —	1,580
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
47,951	47,486	—	1/29/20	(Federal Funds	American National	(470)
				Effective Rate US	Insurance Co —
				plus 0.25%) —	Monthly
				Monthly
141,356	139,689	—	1/29/20	(Federal Funds	Ameriprise Financial	(1,683)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
140,534	139,913	—	1/29/20	(Federal Funds	Ametek Inc —	(637)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,492	25,474	—	1/29/20	(Federal Funds	Amtrust Financial	(21)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$135,397	$133,080	$—	1/29/20	(Federal Funds	Andeavor — Monthly	$(1,820)
				Effective Rate US
				plus 0.25%) —
				Monthly
10,931	10,893	—	1/29/20	(Federal Funds	Anta Sports	(39)
				Effective Rate US	Products Ltd —
				plus 0.25%) —	Monthly
				Monthly
53,698	52,071	—	1/29/20	(Federal Funds	Antofagasta Plc —	(1,631)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,705	52,190	—	1/29/20	(Federal Funds	Aptiv Plc — Monthly	(1,521)
				Effective Rate US
				plus 0.25%) —
				Monthly
89,066	88,199	—	1/29/20	(Federal Funds	Arista Networks	(877)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
108,417	107,535	—	1/29/20	(Federal Funds	Aristocrat Leisure	(893)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
71,732	72,561	—	1/29/20	(Federal Funds	Aspen Technology	820
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
16,638	16,292	—	1/27/20	(Federal Funds	Astra International	(350)
				Effective Rate US	Tbk Pt — Monthly
				plus 0.75%) —
				Monthly
103,877	104,344	—	1/29/20	(Federal Funds	Athenahealth Inc —	455
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
223,701	222,080	—	1/29/20	(Federal Funds	Athene Holding	(1,647)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
33,541	33,299	—	1/29/20	(Federal Funds	Atlas Copco Ab —	(245)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
68,037	67,524	—	1/29/20	(Federal Funds	Avista Corp —	(31)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$54,340	$53,620	$—	1/29/20	(Federal Funds	Aviva Plc — Monthly	$(725)
				Effective Rate US
				plus 0.25%) —
				Monthly
25,981	26,045	—	1/29/20	(Federal Funds	Baidu Inc Adr —	62
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
92,989	93,042	—	1/29/20	(Federal Funds	Baloise Holding	43
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
12,281	12,439	—	1/27/20	(Federal Funds	Banco Btg Pactual	155
				Effective Rate US	Sa — Monthly
				plus 0.65%) —
				Monthly
3,798	3,492	—	1/29/20	(Federal Funds	Bank Handlowy W	(307)
				Effective Rate US	Warszawie Sa —
				plus 0.70%) —	Monthly
				Monthly
14,677	14,448	—	1/29/20	(Federal Funds	Bank Of	(231)
				Effective Rate US	Communications Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
28,450	28,579	—	1/29/20	(Federal Funds	Barry Callebaut	126
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
9,940	10,044	—	1/29/20	(Federal Funds	Bashneft Pjsc —	103
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
50,067	49,476	—	1/29/20	(Federal Funds	Bce Inc — Monthly	(599)
				Effective Rate US
				plus 0.25%) —
				Monthly
21,546	21,240	—	1/29/20	(Federal Funds	Bemis Co Inc —	(309)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,165	48,986	—	1/29/20	(Federal Funds	Bezeq The Israeli	(185)
				Effective Rate US	Telecommunication
				plus 0.70%) —	Corp Ltd — Monthly
				Monthly
58,822	57,397	—	1/29/20	(Federal Funds	Bhp Billiton Ltd —	(1,432)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$68,962	$69,638	$—	1/29/20	(Federal Funds	Biogen Inc —	$667
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
94,518	94,740	—	1/29/20	(Federal Funds	Bio-Techne Corp —	210
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,640	44,074	—	1/29/20	(Federal Funds	Blackrock Inc —	(572)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,111	35,505	—	1/29/20	(Federal Funds	Boliden Ab —	(2,611)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
290,763	281,704	—	1/29/20	(Federal Funds	Borgwarner Inc —	(8,017)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,106	54,631	—	1/29/20	(Federal Funds	British Land Co Plc/	(481)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
22,107	21,359	—	1/29/20	(Federal Funds	Brookfield Property	(463)
				Effective Rate US	Partners Lp —
				plus 0.25%) —	Monthly
				Monthly
49,420	49,389	—	1/27/20	(Federal Funds	Brother Industries	(40)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
90,146	90,922	—	1/29/20	(Federal Funds	Brown & Brown	765
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
138,607	138,798	—	1/29/20	(Federal Funds	Bruker Corp —	327
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
162,737	161,268	—	1/29/20	(Federal Funds	Brunswick Corp/	(1,488)
				Effective Rate US	De — Monthly
				plus 0.25%) —
				Monthly
6,059	5,884	—	1/27/20	(Federal Funds	Bukit Asam Tbk Pt —	(177)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,574	$5,255	$—	1/27/20	(Federal Funds	Bumi Serpong	$(319)
				Effective Rate US	Damai Tbk Pt —
				plus 0.75%) —	Monthly
				Monthly
87,815	87,775	—	1/29/20	(Federal Funds	Ca Inc — Monthly	(51)
				Effective Rate US
				plus 0.25%) —
				Monthly
213,889	212,950	—	1/29/20	(Federal Funds	Cadence Design	(964)
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
54,453	54,100	—	1/29/20	(Federal Funds	Cae Inc — Monthly	(353)
				Effective Rate US
				plus 0.25%) —
				Monthly
51,455	50,444	—	1/29/20	(Federal Funds	Canfor Corp —	(1,018)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
58,026	56,819	—	1/29/20	(Federal Funds	Capgemini Se —	(1,213)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
2,860	2,879	—	1/29/20	(Federal Funds	Casa Systems Inc —	19
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,292	24,515	—	1/30/20	(Federal Funds	Catcher Technology	221
				Effective Rate US	Co Ltd — Monthly
				plus 0.35%) —
				Monthly
67,356	65,954	—	1/29/20	(Federal Funds	Caterpillar Inc —	(1,411)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,588	6,878	—	1/29/20	(Federal Funds	Ccc Sa — Monthly	(713)
				Effective Rate US
				plus 0.70%) —
				Monthly
52,528	51,910	—	1/29/20	(Federal Funds	Cenovus Energy	(618)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
90,857	91,073	—	1/29/20	(Federal Funds	Centrica Plc —	209
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,111	$8,116	$—	1/27/20	(Federal Funds	Charoen Pokphand	$4
				Effective Rate US	Indonesia Tbk Pt —
				plus 0.75%) —	Monthly
Monthly
17,096	16,856	—	1/29/20	(Federal Funds	China Citic Bank	(241)
				Effective Rate US	Corp Ltd — Monthly
plus 0.25%) —
Monthly
31,096	33,125	—	1/29/20	(Federal Funds	China	2,030
				Effective Rate US	Communications
				plus 0.25%) —	Services Corp Ltd —
				Monthly	Monthly
19,523	19,515	—	1/30/20	(Federal Funds	China Development	(10)
				Effective Rate US	Financial Holding
				plus 0.35%) —	Company —
				Monthly	Monthly
7,767	7,675	—	1/29/20	(Federal Funds	China Eastern	(138)
				Effective Rate US	Airlines Corp Ltd —
				plus 0.25%) —	Monthly
Monthly
18,434	18,561	—	1/29/20	(Federal Funds	China Everbright	125
				Effective Rate US	Ltd — Monthly
plus 0.25%) —
Monthly
12,966	12,353	—	1/30/20	(Federal Funds	China Life Insurance	(615)
				Effective Rate US	Co Ltd/Taiwan —
				plus 0.35%) —	Monthly
Monthly
11,803	11,697	—	1/29/20	(Federal Funds	China Longyuan	(108)
				Effective Rate US	Power Group Corp
				plus 0.25%) —	Ltd — Monthly
Monthly
21,518	20,573	—	1/29/20	(Federal Funds	China National	(947)
				Effective Rate US	Building Material Co
				plus 0.25%) —	Ltd — Monthly
Monthly
10,111	10,052	—	1/29/20	(Federal Funds	China Petroleum &	(60)
				Effective Rate US	Chemical Corp —
				plus 0.25%) —	Monthly
Monthly
23,725	24,187	—	1/29/20	(Federal Funds	China Railway Group	460
				Effective Rate US	Ltd — Monthly
plus 0.25%) —
Monthly
19,152	19,183	—	1/29/20	(Federal Funds	China Resources	27
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Group Ltd —
				Monthly	Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,870	$10,809	$—	1/29/20	(Federal Funds	China Resources	$(62)
				Effective Rate US	Power Holdings Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
3,363	3,249	—	1/29/20	(Federal Funds	China Travel	(115)
				Effective Rate US	International
				plus 0.25%) —	Investment Hong
				Monthly	Kong Ltd — Monthly
73,268	71,676	—	1/29/20	(Federal Funds	Christian Dior Se —	(1,601)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,350	15,072	—	1/29/20	(Federal Funds	Cifi Holdings Group	(278)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
138,996	137,488	—	1/29/20	(Federal Funds	Cigna Corp —	(1,524)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
147,563	147,086	—	1/29/20	(Federal Funds	Citrix Systems Inc —	(493)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,986	52,890	—	1/29/20	(Federal Funds	Clp Holdings Ltd —	(96)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
56,138	54,320	—	1/29/20	(Federal Funds	Cnh Industrial Nv —	(1,825)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,661	26,695	—	1/29/20	(Federal Funds	Coca-Cola Amatil	34
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
12,557	12,389	—	1/29/20	(Federal Funds	Colbun Sa —	(170)
				Effective Rate US	Monthly
				plus 1.25%) —
				Monthly
45,730	45,486	—	1/29/20	(Federal Funds	Coloplast A/S —	(248)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
175,868	175,051	—	1/29/20	(Federal Funds	Columbia	(837)
				Effective Rate US	Sportswear Co —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,880	$11,484	$—	1/29/20	(Federal Funds	Com2Uscorp —	$603
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
79,611	78,861	—	1/29/20	(Federal Funds	Comerica Inc —	(759)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
110,971	110,990	—	1/29/20	(Federal Funds	Computershare	18
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
204,341	204,808	—	1/29/20	(Federal Funds	Conagra Brands	442
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
105,613	107,602	—	1/29/20	(Federal Funds	Constellation	1,980
				Effective Rate US	Software Inc/
				plus 0.25%) —	Canada — Monthly
				Monthly
54,539	53,400	—	1/29/20	(Federal Funds	Copa Holdings Sa —	(612)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,008	51,312	—	1/29/20	(Federal Funds	Covestro Ag —	(1,701)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
165,358	163,070	—	1/29/20	(Federal Funds	Cummins, Inc. —	(2,306)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,123	42,354	—	1/29/20	(Federal Funds	Cypress	1,226
				Effective Rate US	Semiconductor
				plus 0.25%) —	Corp — Monthly
				Monthly
63,038	64,699	—	1/27/20	(Federal Funds	Dai Nippon Printing	1,651
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
49,252	49,636	—	1/27/20	(Federal Funds	Dai-Ichi Life	376
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
91,739	91,633	—	1/29/20	(Federal Funds	Danaher Corp —	(118)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,477	$38,600	$—	1/29/20	(Federal Funds	Dcc Plc — Monthly	$(882)
				Effective Rate US
				plus 0.25%) —
				Monthly
159,387	159,546	—	1/29/20	(Federal Funds	Dell Technologies	141
				Effective Rate US	Inc Class V —
				plus 0.25%) —	Monthly
				Monthly
26,987	25,824	—	1/29/20	(Federal Funds	Delphi Technologies	(1,167)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
89,247	90,060	—	1/29/20	(Federal Funds	Dentsply Sirona	807
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
57,991	57,824	—	1/29/20	(Federal Funds	Direct Line	(175)
				Effective Rate US	Insurance Group
				plus 0.25%) —	Plc — Monthly
				Monthly
134,115	134,059	—	1/29/20	(Federal Funds	Dun & Bradstreet	(73)
				Effective Rate US	Corp/The —
				plus 0.25%) —	Monthly
				Monthly
41,811	41,647	—	1/29/20	(Federal Funds	East West Bancorp	(169)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
8,362	8,362	—	1/29/20	(Federal Funds	Ecopetrol Sa Adr —	(1)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
219,652	218,821	—	1/29/20	(Federal Funds	Edgewell Personal	(855)
				Effective Rate US	Care Co — Monthly
				plus 0.25%) —
				Monthly
83,089	83,061	—	1/29/20	(Federal Funds	Electrolux Ab —	(37)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,898	36,972	—	1/29/20	(Federal Funds	Electronic Arts Inc —	(4,931)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,889	8,924	—	1/29/20	(Federal Funds	Emaar Properties	36
				Effective Rate US	Pjsc — Monthly
				plus 1.20%) —
				Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$61,053	$60,600	$—	1/29/20	(Federal Funds	Empire Co Ltd —	$(459)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
195,147	195,653	—	1/29/20	(Federal Funds	Encompass Health	483
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
99,847	98,191	—	1/29/20	(Federal Funds	Endesa Sa —	(1,665)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,970	38,930	—	1/29/20	(Federal Funds	Energen Corp —	(45)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,648	41,537	—	1/29/20	(Federal Funds	Energy Transfer	(116)
				Effective Rate US	Partners Lp —
				plus 0.25%) —	Monthly
				Monthly
89,458	89,359	—	1/29/20	(Federal Funds	Envision Healthcare	(110)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
142,179	141,942	—	1/29/20	(Federal Funds	Estee Lauder Cos	107
				Effective Rate US	Inc/The — Monthly
				plus 0.25%) —
				Monthly
10,397	10,360	—	1/30/20	(Federal Funds	Eva Airways Corp —	(73)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
95,386	95,429	—	1/29/20	(Federal Funds	Evercore Inc —	459
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
40,676	40,162	—	1/29/20	(Federal Funds	Evonik Industries	(519)
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
55,238	54,652	—	1/29/20	(Federal Funds	Experian Plc —	(591)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
63,210	62,846	—	1/29/20	(Federal Funds	Express Scripts	(372)
				Effective Rate US	Holding Co —
				plus 0.25%) —	Monthly
				Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$59,788	$58,704	$—	1/29/20	(Federal Funds	Extended Stay	$(1,091)
				Effective Rate US	America Inc —
				plus 0.25%) —	Monthly
				Monthly
4,413	4,699	—	1/26/20	(Federal Funds	Ezdan Holding	286
				Effective Rate US	Group Qsc —
				plus 1.20%) —	Monthly
				Monthly
103,423	103,329	—	1/29/20	(Federal Funds	Facebook Inc —	(106)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,538	12,306	—	1/29/20	(Federal Funds	Far East Horizon	(233)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
52,278	51,830	—	1/29/20	(Federal Funds	Faurecia Sa —	(453)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,123	37,502	—	1/29/20	(Federal Funds	Ferrari Nv —	(621)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
107,117	106,801	—	1/29/20	(Federal Funds	Fifth Third	(329)
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
54,173	54,080	—	1/29/20	(Federal Funds	First Capital Realty	(100)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
148,988	150,103	—	1/29/20	(Federal Funds	First Citizens	1,098
				Effective Rate US	Bancshares Inc/
				plus 0.25%) —	Nc — Monthly
				Monthly
102,700	102,894	—	1/29/20	(Federal Funds	Flir Systems Inc —	182
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,916	21,573	—	1/29/20	(Federal Funds	Fomento	(344)
				Effective Rate US	Economico
				plus 0.25%) —	Mexicano Sab De Cv
				Monthly	Adr — Monthly
97,603	96,677	—	1/29/20	(Federal Funds	Foot Locker Inc —	(937)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$87,985	$83,661	$—	1/29/20	(Federal Funds	Ford Motor Co —	$(4,334)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,724	23,030	—	1/29/20	(Federal Funds	Ford Otomotiv	1,302
				Effective Rate US	Sanayi As — Monthly
				plus 0.70%) —
				Monthly
44,256	44,415	—	1/29/20	(Federal Funds	Forest City Realty	154
				Effective Rate US	Trust Inc — Monthly
				plus 0.25%) —
				Monthly
28,620	29,331	—	1/27/20	(Federal Funds	Fujitsu, Ltd —	707
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
76,510	75,930	—	1/29/20	(Federal Funds	G4S Plc — Monthly	(589)
				Effective Rate US
				plus 0.25%) —
				Monthly
198,896	198,529	—	1/29/20	(Federal Funds	Gallagher (Arthur J.)	(390)
				Effective Rate US	& Co. — Monthly
				plus 0.25%) —
				Monthly
33,195	32,350	—	1/29/20	(Federal Funds	Gardner Denver	(850)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
53,228	51,732	—	1/29/20	(Federal Funds	General Motors	(1,502)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
44,553	44,907	—	1/29/20	(Federal Funds	Genmab A/S —	352
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
95,411	94,935	—	1/28/20	(Federal Funds	Genting Singapore	(491)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
94,223	94,360	—	1/29/20	(Federal Funds	Gilead Sciences	126
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
56,799	55,409	—	1/29/20	(Federal Funds	Glaxosmithkline	(1,398)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,652	$36,574	$—	1/29/20	(Federal Funds	Graco Inc — Monthly	$(82)
				Effective Rate US
				plus 0.25%) —
				Monthly
29,172	28,921	—	1/27/20	(Federal Funds	Graftech	(121)
				Effective Rate US	International Ltd —
				plus 0.25%) —	Monthly
				Monthly
44,027	43,979	—	1/29/20	(Federal Funds	Gramercy Property	(54)
				Effective Rate US	Trust — Monthly
				plus 0.25%) —
				Monthly
21,255	21,224	—	1/29/20	(Federal Funds	Grupo Financiero	(33)
				Effective Rate US	Banorte Sab De
				plus 0.90%) —	Cv — Monthly
				Monthly
14,424	14,356	—	1/29/20	(Federal Funds	Grupo Mexico Sab	(70)
				Effective Rate US	De Cv — Monthly
				plus 0.90%) —
				Monthly
7,619	7,364	—	1/29/20	(Federal Funds	Guangzhou	(256)
				Effective Rate US	Baiyunshan
				plus 0.25%) —	Pharmaceutical
				Monthly	Holdings Co Ltd —
					Monthly
15,213	14,868	—	1/27/20	(Federal Funds	Gudang Garam Tbk	(349)
				Effective Rate US	Pt — Monthly
				plus 0.75%) —
				Monthly
19,105	18,238	—	1/29/20	(Federal Funds	Haier Electronics	(868)
				Effective Rate US	Group Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
13,920	13,503	—	1/29/20	(Federal Funds	Hana Financial	(419)
				Effective Rate US	Group Inc — Monthly
				plus 0.35%) —
				Monthly
48,846	48,802	—	1/29/20	(Federal Funds	Hang Seng Bank	(56)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
17,876	17,852	—	1/29/20	(Federal Funds	Hannover Rueck	(25)
				Effective Rate US	Se — Monthly
				plus 0.25%) —
				Monthly
158,128	153,235	—	1/29/20	(Federal Funds	Hanover Insurance	(4,911)
				Effective Rate US	Group Inc/The —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$65,189	$64,725	$—	1/29/20	(Federal Funds	Hartford Financial	$(95)
				Effective Rate US	Services Group Inc/
				plus 0.25%) —	The — Monthly
				Monthly
115,689	117,121	—	1/29/20	(Federal Funds	Hd Supply Holdings	1,420
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
44,435	44,316	—	1/27/20	(Federal Funds	Hino Motors Ltd —	(127)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
40,081	39,851	—	1/29/20	(Federal Funds	Hochtief Ag —	(230)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
92,762	92,354	—	1/29/20	(Federal Funds	Home Depot Inc/	(419)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
10,360	10,162	—	1/27/20	(Federal Funds	Home Product	(201)
				Effective Rate US	Center Pcl Nvdr —
				plus 0.75%) —	Monthly
				Monthly
216,781	215,208	—	1/29/20	(Federal Funds	Honeywell	(1,599)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
7,766	8,005	—	1/28/20	(Federal Funds	Hong Leong Bank	237
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
5,401	5,715	—	1/28/20	(Federal Funds	Hong Leong	312
				Effective Rate US	Financial Group
				plus 0.75%) —	Bhd — Monthly
				Monthly
10,466	9,867	—	1/29/20	(Federal Funds	Hua Hong	(602)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Ltd — Monthly
				Monthly
11,764	11,558	—	1/29/20	(Federal Funds	Huaneng Power	(207)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
88,145	86,304	—	1/29/20	(Federal Funds	Hugo Boss Ag —	(1,851)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$260,240	$259,276	$—	1/29/20	(Federal Funds	Humana Inc —	$(994)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
107,170	106,282	—	1/29/20	(Federal Funds	Husky Energy Inc —	(901)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
187,920	184,581	—	1/29/20	(Federal Funds	Hyatt Hotels Corp —	(3,361)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,783	53,628	—	1/29/20	(Federal Funds	Hydro One Ltd —	(162)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,817	14,942	—	1/29/20	(Federal Funds	Hyundai	123
				Effective Rate US	Department Store
				plus 0.35%) —	Co Lt — Monthly
				Monthly
114,638	116,385	—	1/29/20	(Federal Funds	Icon Plc — Monthly	1,734
				Effective Rate US
				plus 0.25%) —
				Monthly
43,190	42,592	—	1/29/20	(Federal Funds	Idex Corp — Monthly	(603)
				Effective Rate US
				plus 0.25%) —
				Monthly
56,463	55,981	—	1/27/20	(Federal Funds	Ihi Corp — Monthly	(492)
				Effective Rate US
				plus 0.25%) —
				Monthly
45,692	44,813	—	1/29/20	(Federal Funds	Ilg Inc — Monthly	(885)
				Effective Rate US
				plus 0.65%) —
				Monthly
57,684	57,230	—	1/29/20	(Federal Funds	Imperial Brands	(461)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
19,607	18,452	—	1/27/20	(Federal Funds	Imperial Holdings	(1,158)
				Effective Rate US	Ltd — Monthly
				plus 0.60%) —
				Monthly
872	882	—	1/27/20	(Federal Funds	Indo Tambangraya	11
				Effective Rate US	Megah Tbk Pt —
				plus 0.75%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,960	$19,717	$ —	1/29/20	(Federal Funds	Industrial Bank Of	$(245)
				Effective Rate US	Korea — Monthly
				plus 0.35%) —
				Monthly
166,125	165,407	—	1/29/20	(Federal Funds	Ingersoll-Rand Plc —	(740)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
135,412	135,333	—	1/29/20	(Federal Funds	Ingredion Inc —	(95)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,413	10,614	—	1/29/20	(Federal Funds	Inter Rao Ues Pjsc —	199
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
4,642	4,461	—	3/6/20	(Federal Funds	Interconexion	(181)
				Effective Rate US	Electrica Sa Esp —
				plus 1.15%) —	Monthly
				Monthly
49,166	48,223	—	1/29/20	(Federal Funds	International	(944)
				Effective Rate US	Consolidated
				plus 0.25%) —	Airlines Group Sa —
				Monthly	Monthly
89,121	89,763	—	1/29/20	(Federal Funds	Intuit Inc — Monthly	637
				Effective Rate US
				plus 0.25%) —
				Monthly
39,196	37,555	—	1/27/20	(Federal Funds	Investec Plc —	(1,650)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
69,322	70,554	—	1/29/20	(Federal Funds	Ipsen Sa — Monthly	1,223
				Effective Rate US
				plus 0.25%) —
				Monthly
44,373	43,492	—	1/29/20	(Federal Funds	Itv Plc — Monthly	(887)
				Effective Rate US
				plus 0.25%) —
				Monthly
53,409	54,178	—	1/27/20	(Federal Funds	Japan Airlines Co	761
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
56,026	56,505	—	1/27/20	(Federal Funds	Japan Exchange	479
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$62,358	$61,622	$—	1/27/20	(Federal Funds	Japan Retail Fund	$448
				Effective Rate US	Investment Corp —
				plus 0.25%) —	Monthly
				Monthly
25,270	25,078	—	1/27/20	(Federal Funds	Jbs Sa — Monthly	(197)
				Effective Rate US
				plus 0.65%) —
				Monthly
44,115	43,120	—	1/29/20	(Federal Funds	Jefferies Financial	(1,001)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
52,499	52,027	—	1/29/20	(Federal Funds	John Wiley & Sons	(478)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
135,474	134,173	—	1/29/20	(Federal Funds	Jpmorgan Chase &	(1,316)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
54,703	55,380	—	1/27/20	(Federal Funds	Jtekt Corp —	668
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
54,650	53,625	—	1/27/20	(Federal Funds	Jxtg Holdings Inc —	(1,033)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,561	56,967	—	1/27/20	(Federal Funds	Kamigumi Co Ltd —	1,397
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
54,409	53,622	—	1/27/20	(Federal Funds	Kaneka Corp —	(795)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
90,474	90,237	—	1/29/20	(Federal Funds	Kapstone Paper And	(248)
				Effective Rate US	Packaging Corp —
				plus 0.25%) —	Monthly
				Monthly
82,244	80,345	—	1/28/20	(Federal Funds	Keppel Corp Ltd —	(1,914)
				Effective Rate US	Monthly
				plus 0.55%) —
				Monthly
62,487	62,385	—	1/29/20	(Federal Funds	Kerry Properties	(102)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$159,922	$160,992	$—	1/29/20	(Federal Funds	Keysight	$1,052
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
17,678	17,736	—	1/29/20	(Federal Funds	Kia Motors Corp —	56
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
115,963	115,513	—	1/29/20	(Federal Funds	Kla-Tencor Corp —	(464)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
85,957	82,777	—	1/29/20	(Federal Funds	Klepierre Sa —	(3,191)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,020	34,579	—	1/29/20	(Federal Funds	Kone Oyj — Monthly	(446)
				Effective Rate US
				plus 0.25%) —
				Monthly
91,571	91,013	—	1/29/20	(Federal Funds	Koninklijke Ahold	(568)
				Effective Rate US	Delhaize Nv —
				plus 0.25%) —	Monthly
				Monthly
54,069	52,999	—	1/29/20	(Federal Funds	Koninklijke Dsm	(1,070)
				Effective Rate US	Nv — Monthly
				plus 0.25%) —
				Monthly
102,666	100,915	—	1/29/20	(Federal Funds	Koninklijke Philips	(1,761)
				Effective Rate US	Nv — Monthly
				plus 0.25%) —
				Monthly
10,013	9,781	—	1/29/20	(Federal Funds	Korea Gas Corp —	(233)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
10,899	11,087	—	1/29/20	(Federal Funds	Kumho	186
				Effective Rate US	Petrochemical Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
13,746	13,590	—	1/27/20	(Federal Funds	Land & Houses Pcl	(159)
				Effective Rate US	Nvdr — Monthly
				plus 0.75%) —
				Monthly
45,199	43,546	—	1/29/20	(Federal Funds	Lanxess Ag —	(1,658)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$104,116	$103,549	$—	1/29/20	(Federal Funds	Lazard Ltd —	$(580)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,986	9,091	—	1/29/20	(Federal Funds	Lg Household &	97
				Effective Rate US	Health Care Ltd —
				plus 0.35%) —	Monthly
				Monthly
45,291	44,442	—	1/29/20	(Federal Funds	Liberty Expedia	(853)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
14,520	14,240	—	1/29/20	(Federal Funds	Liberty Global Plc —	(283)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
85,663	84,183	—	1/29/20	(Federal Funds	Liberty Global Plc —	(1,489)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
54,588	54,797	—	1/29/20	(Federal Funds	Link Reit — Monthly	210
				Effective Rate US
				plus 0.25%) —
				Monthly
178,560	176,546	—	1/29/20	(Federal Funds	Lockheed Martin	(1,004)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
14,110	13,887	—	1/29/20	(Federal Funds	Longfor Group	(224)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
34,957	34,831	—	1/29/20	(Federal Funds	Lonza Group Ag —	(130)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
104,996	103,997	—	1/29/20	(Federal Funds	Lpl Financial	(1,011)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
22,095	21,733	—	1/29/20	(Federal Funds	Ls Corp — Monthly	(364)
				Effective Rate US
				plus 0.35%) —
				Monthly
11,902	11,642	—	1/29/20	(Federal Funds	Ls Industrial	(261)
				Effective Rate US	Systems Co Ltd —
				plus 0.35%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$52,020	$57,944	$—	1/29/20	(Federal Funds	Lululemon Athletica	$5,918
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
17,832	17,458	—	1/27/20	(Federal Funds	M Dias Branco Sa —	(377)
				Effective Rate US	Monthly
				plus 0.65%) —
				Monthly
52,732	51,143	—	1/29/20	(Federal Funds	Magna International	(1,327)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,314	11,351	—	1/29/20	(Federal Funds	Magnitogorsk Iron &	36
				Effective Rate US	Steel Works Pjsc —
				plus 1.20%) —	Monthly
				Monthly
12,025	12,260	—	1/28/20	(Federal Funds	Malaysia Airports	231
				Effective Rate US	Holdings Bhd —
				plus 0.75%) —	Monthly
				Monthly
43,994	43,180	—	1/29/20	(Federal Funds	Marvell Technology	(625)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly
77,704	78,033	—	1/29/20	(Federal Funds	Mastercard Inc —	320
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
96,976	95,898	—	1/29/20	(Federal Funds	Medibank Pvt Ltd —	(1,088)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,917	30,307	—	1/27/20	(Federal Funds	Medipal Holdings	386
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
24,312	24,069	—	1/29/20	(Federal Funds	Medy-Tox Inc —	(245)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
247,370	241,840	—	1/29/20	(Federal Funds	Metlife Inc —	(5,553)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,621	11,841	—	1/29/20	(Federal Funds	Mexichem Sab De	218
				Effective Rate US	Cv — Monthly
				plus 0.90%) —
				Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$197,844	$195,057	$—	1/29/20	(Federal Funds	Michael Kors	$(2,809)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
154,624	155,015	—	1/29/20	(Federal Funds	Microsoft Corp —	374
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,940	13,869	—	1/30/20	(Federal Funds	Micro-Star	(73)
				Effective Rate US	International Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
54,708	54,283	—	1/27/20	(Federal Funds	Mitsubishi Motors	(425)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
12,841	12,498	—	1/29/20	(Federal Funds	Momo Inc Adr —	(344)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,661	30,801	—	1/29/20	(Federal Funds	Mondelez	135
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
154,171	153,775	—	1/29/20	(Federal Funds	Motorola Solutions	(413)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
13,062	11,658	—	1/27/20	(Federal Funds	Mr Price Group Ltd —	(1,407)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
54,609	54,046	—	1/27/20	(Federal Funds	Ms&Ad Insurance	(571)
				Effective Rate US	Group Holdings
				plus 0.25%) —	Inc — Monthly
				Monthly
138,326	139,156	—	1/29/20	(Federal Funds	Netapp Inc —	815
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,166	12,890	—	1/29/20	(Federal Funds	New Oriental	(276)
				Effective Rate US	Education &
				plus 0.25%) —	Technology Group
				Monthly	Inc Adr — Monthly
75,929	74,421	—	1/29/20	(Federal Funds	News Corp —	(1,517)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$55,463	$54,854	$—	1/27/20	(Federal Funds	Nh Foods Ltd —	$(609)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
57,476	57,403	—	1/27/20	(Federal Funds	Nok Corp — Monthly	(82)
				Effective Rate US
				plus 0.25%) —
				Monthly
56,743	55,460	—	1/29/20	(Federal Funds	Nokia Oyj — Monthly	(1,290)
				Effective Rate US
				plus 0.25%) —
				Monthly
58,809	60,338	—	1/27/20	(Federal Funds	Nomura Research	1,520
				Effective Rate US	Institute — Monthly
				plus 0.25%) —
				Monthly
21,518	21,089	—	1/30/20	(Federal Funds	Novatek	(431)
				Effective Rate US	Microelectronics
				plus 0.35%) —	Corp — Monthly
				Monthly
11,390	11,189	—	1/29/20	(Federal Funds	Novatek Pjsc Gdr —	(202)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,082	9,938	—	1/29/20	(Federal Funds	Novolipetsk Steel	(145)
				Effective Rate US	Pjsc Gdr — Monthly
				plus 0.25%) —
				Monthly
46,482	45,871	—	1/29/20	(Federal Funds	Novozymes A/S — B	(616)
				Effective Rate US	Shares — Monthly
				plus 0.25%) —
				Monthly
63,354	63,630	—	1/27/20	(Federal Funds	Ntt Docomo Inc —	265
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,486	10,253	—	1/29/20	(Federal Funds	Nvent Electric Plc —	(235)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
110,709	110,371	—	1/29/20	(Federal Funds	Nxp	(340)
				Effective Rate US	Semiconductors
				plus 0.25%) —	Nv — Monthly
				Monthly
4,744	4,583	—	1/28/20	(Federal Funds	Olam International	(162)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$84,261	$84,667	$—	1/29/20	(Federal Funds	Onemain Holdings	$397
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
120,787	120,410	—	1/29/20	(Federal Funds	Orbotech Ltd —	(391)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,880	44,864	—	1/29/20	(Federal Funds	Orora Ltd — Monthly	980
				Effective Rate US
				plus 0.25%) —
				Monthly
53,509	52,409	—	1/27/20	(Federal Funds	Osaka Gas Co Ltd —	(1,100)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,904	21,551	—	1/29/20	(Federal Funds	Otp Bank Nyrt —	(355)
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly
56,592	58,078	—	1/27/20	(Federal Funds	Otsuka Corp —	1,486
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,095	18,791	—	4/13/20	(Federal Funds	Pakistan Petroleum	(367)
				Effective Rate US	Ltd — Monthly
				plus 0.75%) —
				Monthly
44,128	44,076	—	1/29/20	(Federal Funds	Parker-Hannifin	(58)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
62,705	62,947	—	1/29/20	(Federal Funds	Partners Group	234
				Effective Rate US	Holding Ag —
				plus 0.25%) —	Monthly
				Monthly
88,377	87,790	—	1/29/20	(Federal Funds	Pccw Ltd — Monthly	(595)
				Effective Rate US
				plus 0.25%) —
				Monthly
179,142	178,870	—	1/29/20	(Federal Funds	Pegasystems Inc —	(295)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,915	15,595	—	1/29/20	(Federal Funds	People’s Insurance	(323)
				Effective Rate US	Co Group Of China
				plus 0.25%) —	Ltd/The — Monthly
				Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$54,348	$53,569	$—	1/29/20	(Federal Funds	Persimmon Plc —	$(783)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,105	12,258	—	1/29/20	(Federal Funds	Perspecta Inc —	125
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
63,389	62,468	—	1/29/20	(Federal Funds	Philip Morris	(928)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
22,363	20,951	—	1/27/20	(Federal Funds	Pick N Pay Stores	(1,416)
				Effective Rate US	Ltd — Monthly
				plus 0.60%) —
				Monthly
13,038	12,993	—	1/29/20	(Federal Funds	Ping An Insurance	(103)
				Effective Rate US	Group Co Of China
				plus 0.25%) —	Ltd — Monthly
				Monthly
168,207	165,645	—	1/29/20	(Federal Funds	Pnc Financial	(2,581)
				Effective Rate US	Services Group Inc/
				plus 0.25%) —	The — Monthly
				Monthly
20,032	20,035	—	1/29/20	(Federal Funds	Posco Daewoo	(1)
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
14,562	14,830	—	1/30/20	(Federal Funds	Powertech	266
				Effective Rate US	Technology Inc —
				plus 0.35%) —	Monthly
				Monthly
28,718	28,292	—	1/29/20	(Federal Funds	Powszechna Kasa	(430)
				Effective Rate US	Oszczednosci Bank
				plus 0.70%) —	Polski Sa — Monthly
				Monthly
179,844	178,601	—	1/29/20	(Federal Funds	Premier Inc —	(1,265)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,548	21,813	—	1/30/20	(Federal Funds	President Chain	262
				Effective Rate US	Store Corp —
				plus 0.35%) —	Monthly
				Monthly
87,953	86,759	—	1/29/20	(Federal Funds	Principal Financial	(1,199)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$50,412	$50,310	$—	1/29/20	(Federal Funds	Progressive Corp/	$(108)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
87,818	86,558	—	1/29/20	(Federal Funds	Prudential Financial	(1,265)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
13,404	13,448	—	1/28/20	(Federal Funds	Public Bank Bhd —	40
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
88,696	86,238	—	1/29/20	(Federal Funds	Qantas Airways	(2,468)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
52,384	52,013	—	1/29/20	(Federal Funds	Qualcomm Inc —	(378)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,777	52,884	—	1/27/20	(Federal Funds	Rakuten Inc —	3,099
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,592	33,572	—	1/29/20	(Federal Funds	Rational Ag —	(24)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
99,626	99,321	—	1/29/20	(Federal Funds	Raytheon Co —	(316)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
113,044	112,566	—	1/29/20	(Federal Funds	Reinsurance Group	(491)
				Effective Rate US	Of America Inc —
				plus 0.25%) —	Monthly
				Monthly
42,710	42,374	—	1/29/20	(Federal Funds	Robert Half	(341)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
146,196	148,025	—	1/29/20	(Federal Funds	Rockwell	1,813
				Effective Rate US	Automation Inc —
				plus 0.25%) —	Monthly
				Monthly
58,435	58,187	—	1/29/20	(Federal Funds	Rockwell Collins	(254)
				Effective Rate US	Inc — Monthly
				plus 1.25%) —
				Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$112,847	$112,542	$—	1/29/20	(Federal Funds	Ross Stores Inc —	$(319)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
84,095	82,988	—	1/29/20	(Federal Funds	Royal Dutch Shell	(1,116)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
81,723	81,411	—	1/29/20	(Federal Funds	Sabre Corp —	(321)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
54,173	50,085	—	1/29/20	(Federal Funds	Sage Group Plc/	(4,089)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
12,836	13,071	—	1/29/20	(Federal Funds	Samsung Sds Co	234
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
34,426	34,536	—	1/27/20	(Federal Funds	Sankyo Co Ltd —	109
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,694	10,263	—	1/27/20	(Federal Funds	Santam Ltd —	(433)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
42,897	43,117	—	1/29/20	(Federal Funds	Santander	215
				Effective Rate US	Consumer Usa
				plus 0.25%) —	Holdings Inc —
				Monthly	Monthly
26,801	26,620	—	1/29/20	(Federal Funds	Santos Ltd —	(181)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
101,269	100,242	—	1/29/20	(Federal Funds	Schaeffler Ag —	(1,039)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,752	52,950	—	1/29/20	(Federal Funds	Schneider Electric	(808)
				Effective Rate US	Se — Monthly
				plus 0.25%) —
				Monthly
41,483	40,983	—	1/29/20	(Federal Funds	Scor Se — Monthly	(504)
				Effective Rate US
				plus 0.25%) —
				Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$44,528	$44,591	$—	1/29/20	(Federal Funds	Securitas Ab —	$58
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
87,963	88,476	—	1/29/20	(Federal Funds	Servicemaster	503
				Effective Rate US	Global Holdings
				plus 0.25%) —	Inc — Monthly
				Monthly
56,208	55,738	—	1/27/20	(Federal Funds	Seven & I Holdings	62
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
2,298	2,341	—	1/29/20	(Federal Funds	Severn Trent Plc —	46
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,386	11,351	—	1/29/20	(Federal Funds	Severstal Pjsc Gdr —	(37)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,590	20,869	—	1/29/20	(Federal Funds	Shimao Property	278
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
21,949	21,947	—	1/29/20	(Federal Funds	Sihuan	(4)
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Holdings Group
				Monthly	Ltd — Monthly
9,164	9,095	—	1/28/20	(Federal Funds	Sime Darby Bhd —	(69)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
46,349	46,495	—	1/28/20	(Federal Funds	Singapore Airlines	138
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
54,316	54,086	—	1/28/20	(Federal Funds	Singapore Exchange	(240)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
3,379	3,389	—	1/29/20	(Federal Funds	Sino Land Co Ltd —	11
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,984	21,985	—	1/29/20	(Federal Funds	Sinopec	(2)
				Effective Rate US	Engineering Group
				plus 0.25%) —	Co Ltd — Monthly
				Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,500	$23,494	$—	1/29/20	(Federal Funds	Sinopec Shanghai	$(8)
				Effective Rate US	Petrochemical Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
10,069	10,066	—	1/29/20	(Federal Funds	Sk Hynix Inc —	(4)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
21,144	21,093	—	1/27/20	(Federal Funds	Sm Prime Holdings	(55)
				Effective Rate US	Inc — Monthly
				plus 0.75%) —
				Monthly
54,081	53,691	—	1/29/20	(Federal Funds	Smith & Nephew	(390)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
15,258	15,047	—	1/29/20	(Federal Funds	Sociedad Matriz Del	(213)
				Effective Rate US	Banco De Chile Sa —
				plus 1.25%) —	Monthly
				Monthly
44,552	44,681	—	1/29/20	(Federal Funds	Sodastream	123
				Effective Rate US	International Ltd —
				plus 0.25%) —	Monthly
				Monthly
37,103	35,701	—	1/29/20	(Federal Funds	Sodexo Sa —	(1,406)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,250	34,283	—	1/29/20	(Federal Funds	Solvay Sa — Monthly	(971)
				Effective Rate US
				plus 0.25%) —
				Monthly
43,396	43,045	—	1/29/20	(Federal Funds	Spark New Zealand	(357)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
5,122	5,000	—	1/29/20	(Federal Funds	Ssab Ab — Monthly	(123)
				Effective Rate US
				plus 0.25%) —
				Monthly
17,244	16,280	—	1/27/20	(Federal Funds	Standard Bank	(967)
				Effective Rate US	Group Ltd —
				plus 0.60%) —	Monthly
				Monthly
170,746	169,040	—	1/29/20	(Federal Funds	State Street Corp —	(1,725)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$93,949	$92,166	$—	1/29/20	(Federal Funds	Stockland —	$(1,794)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
46,243	45,517	—	1/27/20	(Federal Funds	Sumitomo Chemical	(732)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
99,872	98,834	—	1/29/20	(Federal Funds	Suncor Energy Inc —	(446)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,547	54,651	—	1/27/20	(Federal Funds	Suzuken Co Ltd —	1,095
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
120,550	122,326	—	1/29/20	(Federal Funds	Swedish Match Ab —	1,762
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,050	24,085	—	1/30/20	(Federal Funds	Synnex Technology	33
				Effective Rate US	International
				plus 0.35%) —	Corp — Monthly
				Monthly
200,965	200,909	—	1/29/20	(Federal Funds	Synopsys Inc —	(78)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
90,518	89,812	—	1/29/20	(Federal Funds	Talanx Ag — Monthly	(715)
				Effective Rate US
				plus 0.25%) —
				Monthly
56,231	55,880	—	1/29/20	(Federal Funds	Taylor Wimpey Plc —	(357)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,487	51,063	—	1/29/20	(Federal Funds	Teck Resources	(1,424)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
192,382	191,943	—	1/29/20	(Federal Funds	Teledyne	(462)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
93,584	92,447	—	1/29/20	(Federal Funds	Telenor Asa —	(1,146)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$53,315	$52,237	$—	1/29/20	(Federal Funds	Telstra Corp Ltd —	$(1,083)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
121,418	121,590	—	1/29/20	(Federal Funds	Teradata Corp —	158
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,431	43,439	—	1/29/20	(Federal Funds	Terex Corp —	(998)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
145,808	144,618	—	1/29/20	(Federal Funds	Textron Inc —	(1,207)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,307	32,952	—	1/29/20	(Federal Funds	Thomson Reuters	(357)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
54,334	54,036	—	1/29/20	(Federal Funds	Thomson Reuters	(298)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
139,945	136,877	—	1/29/20	(Federal Funds	Tiffany & Co —	(3,084)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,563	7,145	—	1/29/20	(Federal Funds	Tingyi Cayman	(419)
				Effective Rate US	Islands Holding
				plus 0.25%) —	Corp — Monthly
				Monthly
53,050	51,952	—	1/27/20	(Federal Funds	Tokio Marine	(1,098)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
55,109	54,599	—	1/27/20	(Federal Funds	Tokyo Gas Co., Ltd —	(518)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,124	54,730	—	1/27/20	(Federal Funds	Toppan Printing Co	(404)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
185,907	186,625	—	1/29/20	(Federal Funds	Toro Co/The —	696
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,449	$33,407	$—	1/29/20	(Federal Funds	Total S.A. — Monthly	$(1,047)
				Effective Rate US
				plus 0.25%) —
				Monthly
54,166	55,026	—	1/27/20	(Federal Funds	Toyo Seikan Group	851
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
61,764	62,772	—	1/27/20	(Federal Funds	Toyo Suisan Kaisha	996
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
60,278	59,816	—	1/27/20	(Federal Funds	Toyoda Gosei Co	(471)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
26,889	25,609	—	1/29/20	(Federal Funds	Travelsky	(1,283)
				Effective Rate US	Technology Ltd —
				plus 0.25%) —	Monthly
				Monthly
168,240	168,596	—	1/29/20	(Federal Funds	Treehouse Foods	336
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
61,072	60,106	—	1/29/20	(Federal Funds	Tui Ag — Monthly	(973)
				Effective Rate US
				plus 0.25%) —
				Monthly
10,972	10,062	—	1/29/20	(Federal Funds	Turkiye Is Bankasi	(912)
				Effective Rate US	As — Monthly
				plus 0.70%) —
				Monthly
116,226	114,975	—	1/29/20	(Federal Funds	Ucb Sa — Monthly	(1,265)
				Effective Rate US
				plus 0.25%) —
				Monthly
125,922	125,768	—	1/29/20	(Federal Funds	Union Pacific	447
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
22,101	22,113	—	1/30/20	(Federal Funds	Uni-President	9
				Effective Rate US	Enterprises Corp —
				plus 0.35%) —	Monthly
				Monthly
50,343	49,174	—	1/29/20	(Federal Funds	United States	(1,175)
				Effective Rate US	Cellular Corp —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$54,757	$55,332	$—	1/27/20	(Federal Funds	United Urban	$570
				Effective Rate US	Investment Corp —
				plus 0.25%) —	Monthly
				Monthly
44,697	45,457	—	1/29/20	(Federal Funds	United Utilities	759
				Effective Rate US	Group Plc — Monthly
				plus 0.25%) —
				Monthly
176,672	173,625	—	1/27/20	(Federal Funds	Univar Inc —	(3,068)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
121,102	121,498	—	1/29/20	(Federal Funds	Upm-Kymmene	384
				Effective Rate US	Oyj — Monthly
				plus 0.25%) —
				Monthly
179,845	184,061	—	1/29/20	(Federal Funds	Urban Outfitters	4,195
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
160,171	162,429	—	1/29/20	(Federal Funds	Us Foods Holding	2,239
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
80,491	79,982	—	1/29/20	(Federal Funds	Varian Medical	(518)
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
57,938	57,743	—	1/29/20	(Federal Funds	Vectren Corp —	(202)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
180,713	181,899	—	1/29/20	(Federal Funds	Veeva Systems Inc —	1,166
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
79,298	76,601	—	1/28/20	(Federal Funds	Venture Corp Ltd —	(2,711)
				Effective Rate US	Monthly
				plus 0.55%) —
				Monthly
55,262	54,485	—	1/29/20	(Federal Funds	Veolia	(784)
				Effective Rate US	Environnement
				plus 0.25%) —	Sa — Monthly
				Monthly
128,635	128,342	—	1/29/20	(Federal Funds	Vertex	(306)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$88,300	$88,353	$—	1/29/20	(Federal Funds	Vf Corp — Monthly	$52
				Effective Rate US
				plus 0.25%) —
				Monthly
26,577	25,679	—	1/29/20	(Federal Funds	Viacom Inc —	(901)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
72,481	72,417	—	1/29/20	(Federal Funds	Visa Inc — Monthly	(72)
				Effective Rate US
				plus 0.25%) —
				Monthly
232,517	232,990	—	1/29/20	(Federal Funds	Wabco Holdings	457
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
9,895	9,891	—	1/30/20	(Federal Funds	Walsin Lihwa Corp —	(5)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
14,165	13,883	—	1/29/20	(Federal Funds	Want Want China	(283)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
12,529	13,007	—	1/27/20	(Federal Funds	Weg Sa — Monthly	476
				Effective Rate US
				plus 0.65%) —
				Monthly
156,761	157,639	—	1/29/20	(Federal Funds	Wellcare Health	862
				Effective Rate US	Plans Inc — Monthly
				plus 0.25%) —
				Monthly
134,564	133,124	—	1/29/20	(Federal Funds	Wesco International	(1,456)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
113,456	113,200	—	1/29/20	(Federal Funds	Western Digital	(269)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
67,236	65,619	—	1/29/20	(Federal Funds	Wh Group Ltd —	(1,625)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,602	53,641	—	1/29/20	(Federal Funds	Wirecard Ag —	39
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$114,121	$112,732	$—	1/29/20	(Federal Funds	Wolters Kluwer Nv —	$(1,402)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
173,274	169,600	—	1/29/20	(Federal Funds	Ww Grainger Inc —	(3,694)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,780	41,995	—	1/29/20	(Federal Funds	Wyndham Hotels	210
				Effective Rate US	& Resorts Inc —
				plus 0.25%) —	Monthly
				Monthly
73,348	73,493	—	1/29/20	(Federal Funds	Wynn Macau Ltd —	138
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
116,060	116,731	—	1/29/20	(Federal Funds	Xl Group Ltd —	656
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,194	12,150	—	1/30/20	(Federal Funds	Yuanta Financial	(120)
				Effective Rate US	Holding Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
13,763	14,171	—	1/29/20	(Federal Funds	Yuhan Corp —	407
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
46,998	46,339	—	1/29/20	(Federal Funds	Yum China Holdings	(665)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
155,880	156,627	—	1/29/20	(Federal Funds	Zebra Technologies	729
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
15,958	15,891	—	1/30/20	(Federal Funds	Zhen Ding	(68)
				Effective Rate US	Technology Holding
				plus 0.35%) —	Ltd — Monthly
				Monthly
19,442	19,417	—	1/29/20	(Federal Funds	Zte Corp — Monthly	(26)
				Effective Rate US
				plus 0.25%) —
				Monthly
54,660	54,333	—	1/29/20	(Federal Funds	Zurich Insurance	(327)
				Effective Rate US	Group Ag — Monthly
				plus 0.25%) —
				Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$29,306	$28,751	$—	1/29/20	Federal Funds	1&1 Drillisch Ag —	$558
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
60,822	62,195	—	1/29/20	Federal Funds	2U Inc — Monthly	(1,367)
				Effective Rate US
				minus 0.23% —
				Monthly
14,677	14,314	—	1/29/20	Federal Funds	3Sbio Inc — Monthly	362
				Effective Rate US
				minus 1.50% —
				Monthly
5,475	5,542	—	1/29/20	Federal Funds	Aac Technologies	(67)
				Effective Rate US	Holdings Inc —
				minus 0.40% —	Monthly
				Monthly
35,799	35,179	—	1/29/20	Federal Funds	Abn Amro Group	620
				Effective Rate US	Nv — Monthly
				minus 0.63% —
				Monthly
106,579	108,767	—	1/29/20	Federal Funds	Acadia Healthcare	(2,182)
				Effective Rate US	Co Inc — Monthly
				minus 0.23% —
				Monthly
185,034	184,286	—	1/29/20	Federal Funds	Accenture Plc —	764
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
160,175	153,593	—	1/29/20	Federal Funds	Adient Plc —	6,596
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
35,463	34,426	—	1/29/20	Federal Funds	Agnico Eagle Mines	960
				Effective Rate US	Ltd — Monthly
				minus 0.25% —
				Monthly
905	858	—	1/27/20	Federal Funds	Akr Corporindo Tbk	47
				Effective Rate US	Pt — Monthly
				minus 5.56% —
				Monthly
31,866	31,923	—	1/29/20	Federal Funds	Alaska Air Group	(54)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,250	16,130	—	1/29/20	Federal Funds	Ald Sa — Monthly	120
				Effective Rate US
				minus 0.88% —
				Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,555	$3,631	$—	1/29/20	Federal Funds	Alibaba Pictures	$(76)
				Effective Rate US	Group Ltd —
				minus 1.63% —	Monthly
				Monthly
66,976	67,159	—	1/29/20	Federal Funds	Allegion Plc —	(178)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
139,164	137,899	—	1/29/20	Federal Funds	Alliance Data	1,276
				Effective Rate US	Systems Corp —
				minus 0.23% —	Monthly
				Monthly
35,473	34,703	—	1/29/20	Federal Funds	Altagas Income	770
				Effective Rate US	Trust — Monthly
				minus 0.25% —
				Monthly
59,801	59,351	—	1/29/20	Federal Funds	Altice Usa Inc —	375
				Effective Rate US	Monthly
				minus 1.98% —
				Monthly
6,089	5,894	—	1/29/20	Federal Funds	Aluminum Corp Of	196
				Effective Rate US	China Ltd — Monthly
				minus 1.27% —
				Monthly
6,679	6,608	—	1/29/20	Federal Funds	Ambev Sa Adr —	72
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,820	22,731	—	1/29/20	Federal Funds	Amcor Ltd/	91
				Effective Rate US	Australia — Monthly
				minus 0.45% —
				Monthly
173,202	172,075	—	1/29/20	Federal Funds	Amerco — Monthly	1,142
				Effective Rate US
				minus 0.23% —
				Monthly
93,632	93,590	—	1/29/20	Federal Funds	American Airlines	49
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
162,342	160,254	—	1/29/20	Federal Funds	American	2,101
				Effective Rate US	International Group
				minus 0.23% —	Inc — Monthly
				Monthly
8,006	8,033	—	1/29/20	Federal Funds	Amorepacific	(28)
				Effective Rate US	Corp — Monthly
				minus 0.76% —
				Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$195,405	$199,404	$—	1/29/20	Federal Funds	Apple Inc — Monthly	$(3,983)
				Effective Rate US
				minus 0.23% —
				Monthly
31,428	31,344	—	1/29/20	Federal Funds	Aramark — Monthly	87
				Effective Rate US
				minus 0.23% —
				Monthly
35,674	34,813	—	1/29/20	Federal Funds	Asm Pacific	865
				Effective Rate US	Technology Ltd —
				minus 0.40% —	Monthly
				Monthly
121,008	121,146	—	1/29/20	Federal Funds	Aspen Insurance	(129)
				Effective Rate US	Holdings Ltd —
				minus 0.23% —	Monthly
				Monthly
69,875	70,366	—	1/29/20	Federal Funds	Assa Abloy Ab —	(487)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
173,123	172,121	—	1/29/20	Federal Funds	Assurant Inc —	1,017
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
102,504	101,400	—	1/29/20	Federal Funds	Astrazeneca Plc —	1,107
				Effective Rate US	Monthly
				minus 0.75% —
				Monthly
20,799	20,736	—	1/29/20	Federal Funds	Ausnet Services —	63
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
36,243	36,050	—	1/29/20	Federal Funds	Auto Trader Group	192
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
207,352	205,594	—	1/29/20	Federal Funds	Autodesk Inc —	1,778
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
123,260	120,361	—	1/29/20	Federal Funds	Autoliv Inc —	2,903
				Effective Rate US	Monthly
				minus 0.84% —
				Monthly
124,405	124,738	—	1/29/20	Federal Funds	Automatic Data	(325)
				Effective Rate US	Processing Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$89,528	$88,387	$—	1/29/20	Federal Funds	Autonation Inc —	$1,149
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
68,894	68,636	—	1/29/20	Federal Funds	Azrieli Group Ltd —	262
				Effective Rate US	Monthly
				minus 5.57% —
				Monthly
31,136	31,241	—	1/29/20	Federal Funds	Bank Of East Asia	(110)
				Effective Rate US	Ltd/The — Monthly
				minus 0.40% —
				Monthly
166,557	164,847	—	1/29/20	Federal Funds	Bank Of Hawaii	607
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
37,215	37,439	—	1/27/20	Federal Funds	Bank Of Kyoto Ltd/	(219)
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
102,366	101,478	—	1/29/20	Federal Funds	Bank Of Montreal —	896
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
60,070	58,174	—	1/29/20	Federal Funds	Bankia Sa —	1,902
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
13,260	12,760	—	1/29/20	Federal Funds	Baozun Inc Adr —	539
				Effective Rate US	Monthly
				minus 1.82% —
				Monthly
183,436	184,438	—	1/29/20	Federal Funds	Baxter International	(1,450)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,264	13,100	—	1/27/20	Federal Funds	Bb Seguridade	165
				Effective Rate US	Participacoes Sa —
				minus 1.00% —	Monthly
				Monthly
6,705	6,593	—	1/29/20	Federal Funds	Bbmg Corp —	112
				Effective Rate US	Monthly
				minus 2.00% —
				Monthly
11,108	11,071	—	1/27/20	Federal Funds	Bdo Unibank Inc —	34
				Effective Rate US	Monthly
				minus 7.21% —
				Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$989	$990	$—	1/29/20	Federal Funds	Becle Sab De Cv —	$2
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
59,147	59,706	—	1/29/20	Federal Funds	Becton Dickinson	(554)
				Effective Rate US	And Co — Monthly
				minus 0.23% —
				Monthly
12,543	12,752	—	1/29/20	Federal Funds	Beijing Enterprises	(208)
				Effective Rate US	Water Group Ltd —
				minus 0.40% —	Monthly
				Monthly
6,201	6,009	—	1/29/20	Federal Funds	Bgf Retail Co Ltd —	192
				Effective Rate US	Monthly
				minus 2.13% —
				Monthly
34,242	34,158	—	1/29/20	Federal Funds	Boc Hong Kong	85
				Effective Rate US	Holdings Ltd —
				minus 0.40% —	Monthly
				Monthly
67,337	65,743	—	1/29/20	Federal Funds	Boskalis	1,600
				Effective Rate US	Westminster —
				minus 4.79% —	Monthly
				Monthly
9,895	9,696	—	1/27/20	Federal Funds	Br Malls	198
				Effective Rate US	Participacoes Sa —
				minus 1.00% —	Monthly
				Monthly
6,923	6,961	—	1/29/20	Federal Funds	Brf Sa Adr — Monthly	(38)
				Effective Rate US
				minus 1.53% —
				Monthly
15,804	15,849	—	1/29/20	Federal Funds	Brilliance China	(44)
				Effective Rate US	Automotive
				minus 0.40% —	Holdings Ltd —
				Monthly	Monthly
120,905	123,095	—	1/29/20	Federal Funds	Broadcom Inc —	(2,180)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
33,409	32,499	—	1/29/20	Federal Funds	Brookfield Asset	804
				Effective Rate US	Management Inc —
				minus 0.25% —	Monthly
				Monthly
23,095	22,381	—	1/29/20	Federal Funds	Brookfield Property	361
				Effective Rate US	Partners Lp —
				minus 9.79% —	Monthly
				Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,698	$5,692	$—	1/29/20	Federal Funds	Brown-Forman	$6
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
10,992	11,081	—	1/27/20	Federal Funds	Bumrungrad	(89)
				Effective Rate US	Hospital Pcl —
				minus 1.50% —	Monthly
				Monthly
6,326	5,944	—	1/29/20	Federal Funds	Byd Co Ltd —	382
				Effective Rate US	Monthly
				minus 8.38% —
				Monthly
58,530	58,642	—	1/29/20	Federal Funds	Cable One Inc —	(106)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
107,851	103,958	—	1/29/20	Federal Funds	Caesars	3,901
				Effective Rate US	Entertainment
				minus 0.23% —	Corp — Monthly
				Monthly
72,878	71,917	—	1/29/20	Federal Funds	Campbell Soup	967
				Effective Rate US	Co — Monthly
				minus 0.99% —
				Monthly
180,582	180,711	—	1/29/20	Federal Funds	Cantel Medical	(112)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
36,747	36,949	—	1/28/20	Federal Funds	Capitaland	(357)
				Effective Rate US	Commercial Trust —
				minus 0.35% —	Monthly
				Monthly
10,949	10,677	—	1/27/20	Federal Funds	Capitec Bank	272
				Effective Rate US	Holdings Ltd —
				minus 0.90% —	Monthly
				Monthly
124,175	124,724	—	1/29/20	Federal Funds	Carmax Inc —	(538)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
66,833	65,598	—	1/29/20	Federal Funds	Carrefour Sa —	1,240
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
57,806	57,992	—	1/29/20	Federal Funds	Celgene Corp —	(182)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,516	$12,089	$—	1/29/20	Federal Funds	Celltrion Pharm	$(591)
				Effective Rate US	Inc — Monthly
				minus 10.625% —
				Monthly
10,174	9,931	—	1/29/20	Federal Funds	Cencosud Sa —	240
				Effective Rate US	Monthly
				minus 7.50% —
				Monthly
142,990	137,131	—	1/29/20	Federal Funds	Centurylink Inc —	2,641
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
52,200	49,978	—	1/29/20	Federal Funds	Challenger Ltd —	1,392
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
155,550	156,131	—	1/29/20	Federal Funds	Charter	(569)
				Effective Rate US	Communications
				minus 0.23% —	Inc — Monthly
				Monthly
9,050	9,161	—	1/30/20	Federal Funds	Cheng Shin Rubber	(111)
				Effective Rate US	Industry Co Ltd —
				minus 1.83% —	Monthly
				Monthly
16,218	15,879	—	1/29/20	Federal Funds	China Everbright	340
				Effective Rate US	Bank Co Ltd —
				minus 0.40% —	Monthly
				Monthly
3,465	3,369	—	1/29/20	Federal Funds	China Everbright	97
				Effective Rate US	International Ltd —
				minus 0.40% —	Monthly
				Monthly
25,221	24,524	—	1/29/20	Federal Funds	China Evergrande	698
				Effective Rate US	Group — Monthly
				minus 1.06% —
				Monthly
12,466	12,079	—	1/29/20	Federal Funds	China Gas Holdings	388
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
13,196	12,981	—	1/29/20	Federal Funds	China Hongqiao	211
				Effective Rate US	Group Ltd —
				minus 10.78% —	Monthly
				Monthly
18,547	18,621	—	1/29/20	Federal Funds	China International	(77)
				Effective Rate US	Capital Corp Ltd —
				minus 2.21% —	Monthly
				Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,503	$21,092	$—	1/29/20	Federal Funds	China Merchants	$413
				Effective Rate US	Bank Co Ltd —
				minus 0.40% —	Monthly
Monthly
8,184	8,164	—	1/29/20	Federal Funds	China Merchants	21
				Effective Rate US	Port Holdings Co
				minus 0.40% —	Ltd — Monthly
Monthly
6,320	6,022	—	1/29/20	Federal Funds	China Merchants	297
				Effective Rate US	Securities Co Ltd —
				minus 3.88% —	Monthly
Monthly
3,488	3,488	—	1/30/20	Federal Funds	China Oilfield	—
				Effective Rate US	Services Ltd —
				minus 0.40% —	Monthly
Monthly
18,951	18,518	—	1/29/20	Federal Funds	China Power	434
				Effective Rate US	International
				minus 0.40% —	Development Ltd —
				Monthly	Monthly
14,707	14,573	—	1/29/20	Federal Funds	China State	134
				Effective Rate US	Construction
				minus 0.40% —	International
				Monthly	Holdings Ltd —
Monthly
7,440	7,288	—	1/29/20	Federal Funds	China Traditional	153
				Effective Rate US	Chinese Medicine
				minus 0.40% —	Holdings Co Ltd —
				Monthly	Monthly
6,974	6,840	—	1/29/20	Federal Funds	China Unicom Hong	135
				Effective Rate US	Kong Ltd — Monthly
minus 0.40% —
Monthly
27,874	27,399	—	1/29/20	Federal Funds	Choice Properties	326
				Effective Rate US	Real Estate
				minus 9.36% —	Investment Trust —
				Monthly	Monthly
2,191	2,156	—	1/29/20	Federal Funds	Chongqing Rural	45
				Effective Rate US	Commercial Bank
				minus 0.40% —	Co Ltd — Monthly
Monthly
91,349	90,333	—	1/29/20	Federal Funds	Chr Hansen Holding	1,016
				Effective Rate US	A/S — Monthly
minus 0.30% —
Monthly
160,452	159,177	—	1/29/20	Federal Funds	Chubb Ltd —	1,289
				Effective Rate US	Monthly
minus 0.23% —
Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$40,154	$40,887	$—	1/27/20	Federal Funds	Chugai	$(727)
				Effective Rate US	Pharmaceutical Co
				minus 0.30% —	Ltd — Monthly
				Monthly
10,185	10,181	—	1/30/20	Federal Funds	Chunghwa Telecom	5
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
78,426	78,533	—	1/29/20	Federal Funds	Church & Dwight Co	(100)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
114,829	114,775	—	1/29/20	Federal Funds	Cincinnati Financial	63
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,743	11,760	—	1/29/20	Federal Funds	Cj Logistics Corp —	(16)
				Effective Rate US	Monthly
				minus 3.02% —
				Monthly
106,060	107,385	—	1/29/20	Federal Funds	Cognex Corp —	(1,316)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
36,401	35,137	—	1/29/20	Federal Funds	Commonwealth	1,267
				Effective Rate US	Bank Of Australia —
				minus 0.45% —	Monthly
				Monthly
137	137	—	1/29/20	Federal Funds	Concho Resources	—
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
183,472	182,591	—	1/29/20	Federal Funds	Constellation	897
				Effective Rate US	Brands Inc —
				minus 0.23% —	Monthly
				Monthly
94,939	94,130	—	1/29/20	Federal Funds	Corning Inc —	330
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,470	4,961	—	1/27/20	Federal Funds	Coronation Fund	510
				Effective Rate US	Managers Ltd —
				minus 0.90% —	Monthly
				Monthly
4,093	3,922	—	1/29/20	Federal Funds	Cosco Shipping	172
				Effective Rate US	Development Co
				minus 1.88% —	Ltd — Monthly
				Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,314	$6,118	$—	1/29/20	Federal Funds	Cosco Shipping	$197
				Effective Rate US	Energy
				minus 0.40% —	Transportation Co
				Monthly	Ltd — Monthly
4,667	4,583	—	1/29/20	Federal Funds	Cosco Shipping	80
				Effective Rate US	Holdings Co Ltd —
				minus 7.92% —	Monthly
				Monthly
87,546	83,554	—	1/29/20	Federal Funds	Coty Inc — Monthly	3,220
				Effective Rate US
				minus 0.23% —
				Monthly
7,165	7,006	—	1/27/20	Federal Funds	Cp All Pcl — Monthly	159
				Effective Rate US
				minus 1.50% —
				Monthly
114,341	115,548	—	1/29/20	Federal Funds	Credit Acceptance	(1,203)
				Effective Rate US	Corp — Monthly
				minus 1.14% —
				Monthly
36,036	35,331	—	1/29/20	Federal Funds	Croda International	705
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
12,983	12,880	—	1/29/20	Federal Funds	Ctrip.Com	103
				Effective Rate US	International Ltd
				minus 0.23% —	Adr — Monthly
				Monthly
14,816	14,973	—	1/29/20	Federal Funds	Cvs Health Corp —	(157)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
56,090	57,389	—	1/27/20	Federal Funds	Daifuku Co Ltd —	(1,292)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
36,372	36,804	—	1/27/20	Federal Funds	Daikin Industries	(432)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
81,261	79,622	—	1/29/20	Federal Funds	Daimler Ag —	1,644
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
41,512	43,189	—	1/28/20	Federal Funds	Dairy Farm	(1,681)
				Effective Rate US	International
				minus 2.28% —	Holdings Ltd —
				Monthly	Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$56,719	$55,752	$—	1/27/20	Federal Funds	Daiwa House Reit	$(49)
				Effective Rate US	Investment Corp —
				minus 0.30% —	Monthly
				Monthly
8,190	8,351	—	1/29/20	Federal Funds	Dali Foods Group Co	(161)
				Effective Rate US	Ltd — Monthly
				minus 0.88% —
				Monthly
191,080	188,378	—	1/29/20	Federal Funds	Deere & Co —	2,717
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
31,175	30,481	—	1/29/20	Federal Funds	Delivery Hero Se —	697
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
58,812	58,772	—	1/29/20	Federal Funds	Delta Air Lines Inc —	44
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
57,584	55,902	—	1/29/20	Federal Funds	Deutsche Bank Ag —	1,687
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
2,681	2,675	—	1/29/20	Federal Funds	Dexus — Monthly	8
				Effective Rate US
				minus 0.45% —
				Monthly
83,283	82,280	—	1/29/20	Federal Funds	Diageo Plc —	1,003
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
39,011	38,746	—	1/29/20	Federal Funds	Diamondback	269
				Effective Rate US	Energy Inc —
				minus 0.23% —	Monthly
				Monthly
37,200	37,401	—	1/27/20	Federal Funds	Don Quijote	(201)
				Effective Rate US	Holdings Co Ltd —
				minus 0.30% —	Monthly
				Monthly
84,711	85,036	—	1/29/20	Federal Funds	Dufry Ag — Monthly	(319)
				Effective Rate US
				minus 0.38% —
				Monthly
112,987	114,583	—	1/29/20	Federal Funds	Dunkin Brands	(1,588)
				Effective Rate US	Group Inc — Monthly
				minus 0.48% —
				Monthly

PanAgora Market Neutral Fund 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,623	$15,617	$—	1/30/20	Federal Funds	E. Sun Financial	$7
				Effective Rate US	Holding Co Ltd —
				minus 0.88% —	Monthly
				Monthly
7,745	7,513	—	1/29/20	Federal Funds	El Puerto De	233
				Effective Rate US	Liverpool Sab De
				minus 0.68% —	Cv — Monthly
				Monthly
68,636	69,404	—	1/29/20	Federal Funds	Elbit Systems Ltd —	(772)
				Effective Rate US	Monthly
				minus 2.87% —
				Monthly
36,330	36,162	—	1/29/20	Federal Funds	Emera Inc —	168
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
117,731	117,627	—	1/29/20	Federal Funds	Emerson Electric	114
				Effective Rate US	Co — Monthly
				minus 0.23% —
				Monthly
8,601	8,652	—	1/29/20	Federal Funds	Emirates Telecom-	(51)
				Effective Rate US	munications Group
				minus 3.50% —	Co Pjsc — Monthly
				Monthly
12,650	12,210	—	1/29/20	Federal Funds	Emlak Konut	442
				Effective Rate US	Gayrimenkul Yatirim
				minus 2.00% —	Ortakligi As —
				Monthly	Monthly
15,252	15,050	—	1/29/20	Federal Funds	Empresa Nacional	199
				Effective Rate US	De Telecomunica-
				minus 7.50% —	ciones Sa — Monthly
				Monthly
35,580	34,954	—	1/29/20	Federal Funds	Enbridge Inc —	629
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
14,745	14,667	—	1/27/20	Federal Funds	Energy Absolute	79
				Effective Rate US	Pcl — Monthly
				minus 2.25% —
				Monthly
41,878	41,265	—	1/29/20	Federal Funds	Energy Transfer	617
				Effective Rate US	Equity Lp — Monthly
				minus 0.23% —
				Monthly
7,712	7,526	—	1/27/20	Federal Funds	Equatorial Energia	186
				Effective Rate US	Sa — Monthly
				minus 1.00% —
				Monthly

70 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$79,304	$78,475	$—	1/29/20	Federal Funds	Essilor International	$835
				Effective Rate US	Cie Generale
				minus 0.30% —	D’Optique Sa —
				Monthly	Monthly
59,449	58,875	—	1/29/20	Federal Funds	Eurazeo Sa —	575
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
36,114	35,653	—	1/29/20	Federal Funds	Eurofins Scientific	464
				Effective Rate US	Se — Monthly
				minus 0.30% —
				Monthly
158	151	—	1/29/20	Federal Funds	Everbright	7
				Effective Rate US	Securities Co Ltd —
				minus 4.38% —	Monthly
				Monthly
28,041	26,632	—	1/27/20	Federal Funds	Exxaro Resources	1,412
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly
36,565	36,343	—	1/27/20	Federal Funds	Familymart Uny	39
				Effective Rate US	Holdings Co Ltd —
				minus 1.71% —	Monthly
				Monthly
11,835	11,961	—	1/30/20	Federal Funds	Far Eastone Tele-	(125)
				Effective Rate US	communications Co
				minus 0.40% —	Ltd — Monthly
				Monthly
136,471	135,512	—	1/29/20	Federal Funds	Fastenal Co —	971
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,309	7,063	—	1/29/20	Federal Funds	Fibra Uno	247
				Effective Rate US	Administracion Sa
				minus 0.50% —	De Cv — Monthly
				Monthly
97,230	96,797	—	1/29/20	Federal Funds	First Horizon	440
				Effective Rate US	National Corp —
				minus 0.23% —	Monthly
				Monthly
186,127	187,332	—	1/29/20	Federal Funds	First Republic Bank/	(1,191)
				Effective Rate US	Ca — Monthly
				minus 0.23% —
				Monthly
172,350	169,208	—	1/29/20	Federal Funds	First Solar Inc —	3,154
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,784	$36,637	$—	1/29/20	Federal Funds	Fisher & Paykel	$149
				Effective Rate US	Healthcare Ltd —
				minus 0.40% —	Monthly
				Monthly
179,461	177,190	—	1/29/20	Federal Funds	Fleetcor	2,286
				Effective Rate US	Technologies Inc —
				minus 0.23% —	Monthly
				Monthly
48,286	46,296	—	1/29/20	Federal Funds	Fletcher Building	1,994
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
21,517	20,854	—	1/29/20	Federal Funds	Fletcher Building	665
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
93,294	92,614	—	1/29/20	Federal Funds	Flex Ltd — Monthly	689
				Effective Rate US
				minus 0.23% —
				Monthly
139,527	136,710	—	1/29/20	Federal Funds	Floor & Decor	2,829
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
210,505	207,365	—	1/29/20	Federal Funds	Fluor Corp —	2,440
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
25,051	24,961	—	1/29/20	Federal Funds	Fonterra Co-	83
				Effective Rate US	Operative Group
				minus 7.69% —	Ltd — Monthly
				Monthly
20,707	19,995	—	1/27/20	Federal Funds	Fortress Reit Ltd —	714
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
7,795	7,796	—	1/29/20	Federal Funds	G4S Plc — Monthly	(2)
				Effective Rate US
				minus 6.63% —
				Monthly
5,634	5,417	—	1/28/20	Federal Funds	Gamuda Bhd —	217
				Effective Rate US	Monthly
				minus 3.38% —
				Monthly
186,776	188,099	—	1/29/20	Federal Funds	Gartner Inc —	(1,309)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

72 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$104,552	$104,491	$—	1/29/20	Federal Funds	Gci Liberty Inc —	$68
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
168	168	—	1/29/20	Federal Funds	Gcl-Poly Energy	—
				Effective Rate US	Holdings Ltd —
				minus 1.50% —	Monthly
				Monthly
17,502	17,138	—	1/29/20	Federal Funds	Gds Holdings Ltd	365
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
44,160	43,531	—	1/29/20	Federal Funds	Gecina Sa —	632
				Effective Rate US	Monthly
				minus 0.32% —
				Monthly
179,498	178,315	—	1/29/20	Federal Funds	General Dynamics	1,198
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
6,550	6,177	—	1/30/20	Federal Funds	General Interface	373
				Effective Rate US	Solution Holding
				minus 5.75% —	Ltd — Monthly
				Monthly
122,349	123,215	—	1/29/20	Federal Funds	General Mills Inc —	(858)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,456	7,987	—	1/29/20	Federal Funds	Genexine Co Ltd —	(531)
				Effective Rate US	Monthly
				minus 7.50% —
				Monthly
8,062	8,026	—	1/28/20	Federal Funds	Genting Plantations	31
				Effective Rate US	Bhd — Monthly
				minus 7.14% —
				Monthly
142,448	142,087	—	1/29/20	Federal Funds	Genuine Parts Co —	374
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,805	8,840	—	1/29/20	Federal Funds	Getinge Ab —	(34)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
35,937	35,567	—	1/29/20	Federal Funds	Gjensidige	371
				Effective Rate US	Forsikring Asa —
				minus 0.30% —	Monthly
				Monthly

PanAgora Market Neutral Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$67,383	$67,202	$—	1/29/20	Federal Funds	Glanbia Plc —	$185
				Effective Rate US	Monthly
				minus 0.36% —
				Monthly
29,132	30,044	—	1/27/20	Federal Funds	Gmo Payment	(915)
				Effective Rate US	Gateway Inc —
				minus 2.11% —	Monthly
				Monthly
3,158	3,120	—	1/29/20	Federal Funds	Gold Fields Ltd	47
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
9,474	9,463	—	1/29/20	Federal Funds	Grandvision Nv —	12
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
3,581	3,370	—	3/6/20	Federal Funds	Grupo De	211
				Effective Rate US	Inversiones
				minus 1.50% —	Suramericana Sa —
				Monthly	Monthly
56,179	58,148	—	1/29/20	Federal Funds	Hain Celestial Group	(1,964)
				Effective Rate US	Inc/The — Monthly
				minus 0.23% —
				Monthly
2,571	2,447	—	1/29/20	Federal Funds	Haitong Securities	124
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
9,064	8,948	—	1/29/20	Federal Funds	Hal Trust — Monthly	116
				Effective Rate US
				minus 5.69% —
				Monthly
25,705	24,716	—	1/27/20	Federal Funds	Hammerson Plc —	403
				Effective Rate US	Monthly
				minus 0.95% —
				Monthly
134,401	131,182	—	1/29/20	Federal Funds	Hanesbrands Inc —	3,229
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
5,044	5,174	—	1/27/20	Federal Funds	Hanjaya Mandala	(131)
				Effective Rate US	Sampoerna Tbk
				minus 4.21% —	Pt — Monthly
				Monthly
7,251	6,967	—	1/29/20	Federal Funds	Hanssem Co Ltd —	286
				Effective Rate US	Monthly
				minus 1.24% —
				Monthly

74 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$78,270	$78,872	$—	1/29/20	Federal Funds	Hargreaves	$(596)
				Effective Rate US	Lansdown Plc —
				minus 0.30% —	Monthly
				Monthly
16,343	17,104	—	1/27/20	Federal Funds	Harmonic Drive	(768)
				Effective Rate US	Systems Inc —
				minus 6.50% —	Monthly
				Monthly
199,339	196,800	—	1/29/20	Federal Funds	Harris Corp —	2,556
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
89,513	87,240	—	1/29/20	Federal Funds	Heico Corp —	2,281
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
37,551	37,012	—	1/29/20	Federal Funds	Henderson Land	542
				Effective Rate US	Development Co
				minus 0.40% —	Ltd — Monthly
				Monthly
18,053	18,003	—	1/29/20	Federal Funds	Hengan	52
				Effective Rate US	International Group
				minus 0.40% —	Co Ltd — Monthly
				Monthly
34,889	33,757	—	1/29/20	Federal Funds	Hennes & Mauritz	1,132
				Effective Rate US	Ab — Monthly
				minus 1.75% —
				Monthly
44,574	43,904	—	1/29/20	Federal Funds	Hexcel Corp —	674
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
73,437	74,120	—	1/29/20	Federal Funds	Hong Kong &	(677)
				Effective Rate US	China Gas Co Ltd —
				minus 0.40% —	Monthly
				Monthly
3,204	2,243	—	1/29/20	Federal Funds	Hopewell Highway	961
				Effective Rate US	Infrastructure Ltd —
				minus 0.40% —	Monthly
				Monthly
170,097	173,160	—	1/29/20	Federal Funds	Hormel Foods	(3,052)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
3,607	3,601	—	1/30/20	Federal Funds	Htc Corp — Monthly	4
				Effective Rate US
				minus 7.13% —
				Monthly

PanAgora Market Neutral Fund 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,272	$2,253	$—	1/29/20	Federal Funds	Hutchison China	$22
				Effective Rate US	Meditech Ltd Adr —
				minus 3.89% —	Monthly
				Monthly
63,658	64,165	—	1/29/20	Federal Funds	Ica Gruppen Ab —	(505)
				Effective Rate US	Monthly
				minus 1.54% —
				Monthly
38,078	38,653	—	1/27/20	Federal Funds	Idemitsu Kosan Co	(570)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
5,525	5,567	—	1/28/20	Federal Funds	Ihh Healthcare	(42)
				Effective Rate US	Bhd — Monthly
				minus 3.63% —
				Monthly
47,698	44,018	—	1/29/20	Federal Funds	Iliad Sa — Monthly	3,684
				Effective Rate US
				minus 0.30% —
				Monthly
57,896	58,547	—	1/29/20	Federal Funds	Illumina Inc —	(647)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,603	9,800	—	1/27/20	Federal Funds	Indocement	(198)
				Effective Rate US	Tunggal Prakarsa
				minus 5.29% —	Tbk Pt — Monthly
				Monthly
5,879	5,859	—	1/29/20	Federal Funds	Industrias Penoles	20
				Effective Rate US	Sab De Cv —
				minus 0.50% —	Monthly
				Monthly
11,782	11,784	—	1/26/20	Federal Funds	Industries Qatar	(3)
				Effective Rate US	Qsc — Monthly
				minus 3.50% —
				Monthly
44,817	44,751	—	1/29/20	Federal Funds	Industrivarden Ab —	70
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
31,167	30,566	—	1/29/20	Federal Funds	Ingenico Group Sa —	603
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
63,792	66,107	—	1/29/20	Federal Funds	Insulet Corp —	(2,310)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

76 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$102,119	$101,599	$—	1/29/20	Federal Funds	Intact Financial	$530
				Effective Rate US	Corp — Monthly
				minus 0.25% —
				Monthly
162,370	161,274	—	1/29/20	Federal Funds	International	1,109
				Effective Rate US	Business Machines
				minus 0.23% —	Corp — Monthly
				Monthly
2,881	2,829	—	1/27/20	Federal Funds	International	52
				Effective Rate US	Container Terminal
				minus 2.50% —	Services Inc —
				Monthly	Monthly
63,587	62,581	—	1/29/20	Federal Funds	Intrexon Corp —	1,001
				Effective Rate US	Monthly
				minus 3.38% —
				Monthly
73,903	72,256	—	1/29/20	Federal Funds	Investec Plc —	1,651
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
267,098	262,568	—	1/29/20	Federal Funds	Ishares Core Ftse	4,558
				Effective Rate US	100 Etf — Monthly
				minus 1.50% —
				Monthly
738,608	720,941	—	1/29/20	Federal Funds	Ishares Euro Stoxx	17,913
				Effective Rate US	50 Ucits Etf —
				minus 2.00% —	Monthly
				Monthly
11,045	10,236	—	1/29/20	Federal Funds	Iskenderun Demir Ve	809
				Effective Rate US	Celik As — Monthly
				minus 11.35% —
				Monthly
4,340	4,309	—	1/27/20	Federal Funds	Itau Unibanco	31
				Effective Rate US	Holding Sa —
				minus 1.00% —	Monthly
				Monthly
48,556	48,800	—	1/29/20	Federal Funds	Jack Henry &	(239)
				Effective Rate US	Associates Inc —
				minus 0.23% —	Monthly
				Monthly
35,491	35,713	—	1/29/20	Federal Funds	Japan Post Holdings	(217)
				Effective Rate US	Co Ltd — Monthly
				minus 4.38% —
				Monthly
1,222	1,268	—	1/27/20	Federal Funds	Jg Summit Holdings	(46)
				Effective Rate US	Inc — Monthly
				minus 2.50% —
				Monthly

PanAgora Market Neutral Fund 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,340	$19,977	$—	1/29/20	Federal Funds	Jiayuan	$(643)
				Effective Rate US	International Group
				minus 6.75% —	Ltd — Monthly
				Monthly
84,362	84,151	—	1/29/20	Federal Funds	Jm Smucker Co/	218
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
60,768	58,457	—	1/29/20	Federal Funds	John Wood Group	1,769
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
31,017	30,399	—	1/29/20	Federal Funds	Johnson Matthey	621
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
47,893	47,855	—	1/29/20	Federal Funds	K+S Ag — Monthly	35
				Effective Rate US
				minus 3.44% —
				Monthly
9,344	9,208	—	1/29/20	Federal Funds	Kakao Corp —	135
				Effective Rate US	Monthly
				minus 1.25% —
				Monthly
51,274	51,410	—	1/27/20	Federal Funds	Kansai Paint Co	(130)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
39,674	40,914	—	1/27/20	Federal Funds	Kao Corp — Monthly	(1,234)
				Effective Rate US
				minus 0.30% —
				Monthly
28,101	27,944	—	1/28/20	Federal Funds	Keppel Reit —	160
				Effective Rate US	Monthly
				minus 0.35% —
				Monthly
36,063	36,580	—	1/29/20	Federal Funds	Kerry Group Plc —	(517)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
48,020	48,201	—	1/27/20	Federal Funds	Keyence Corp —	(175)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
33,382	32,459	—	1/29/20	Federal Funds	Keyera Corp —	927
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly

78 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,947	$16,542	$—	1/29/20	Federal Funds	Kghm Polska Miedz	$406
				Effective Rate US	Sa — Monthly
				minus 0.75% —
				Monthly
7,752	7,482	—	1/29/20	Federal Funds	Kimberly-Clark De	271
				Effective Rate US	Mexico Sab De Cv —
				minus 0.50% —	Monthly
				Monthly
28,955	28,382	—	1/29/20	Federal Funds	Kingfisher Plc —	576
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
79,477	77,152	—	1/29/20	Federal Funds	Kion Group Ag —	2,332
				Effective Rate US	Monthly
				minus 1.08% —
				Monthly
184,098	182,719	—	1/29/20	Federal Funds	Kirby Corp —	1,394
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,074	19,673	—	1/27/20	Federal Funds	Klabin Sa — Monthly	396
				Effective Rate US
				minus 1.10% —
				Monthly
51,749	51,639	—	1/29/20	Federal Funds	Knight-Swift	31
				Effective Rate US	Transportation
				minus 0.23% —	Holdings Inc —
				Monthly	Monthly
35,885	35,129	—	1/27/20	Federal Funds	Koito Manufacturing	756
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
36,797	37,059	—	1/27/20	Federal Funds	Komatsu Ltd —	(258)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
11,086	10,953	—	1/29/20	Federal Funds	Komercni Banka	135
				Effective Rate US	As — Monthly
				minus 0.50% —
				Monthly
12,100	12,001	—	1/29/20	Federal Funds	Korea Electric	100
				Effective Rate US	Power Corp —
				minus 0.69% —	Monthly
				Monthly
117,876	115,957	—	1/29/20	Federal Funds	Kraft Heinz Co/	1,929
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,447	$4,217	$—	1/27/20	Federal Funds	Kroton Educacional	$229
				Effective Rate US	Sa — Monthly
				minus 5.00% —
				Monthly
10,205	10,447	—	1/29/20	Federal Funds	Kunlun Energy Co	(241)
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
54,463	54,739	—	1/27/20	Federal Funds	Kyushu Electric	(270)
				Effective Rate US	Power Co Inc —
				minus 0.30% —	Monthly
				Monthly
48,142	47,207	—	1/29/20	Federal Funds	L E	939
				Effective Rate US	Lundbergforetagen
				minus 0.30% —	Ab — Monthly
				Monthly
3,172	3,044	—	1/29/20	Federal Funds	Latam Airlines	137
				Effective Rate US	Group Sa Adr —
				minus 3.77% —	Monthly
				Monthly
97,912	97,287	—	1/29/20	Federal Funds	Leggett & Platt Inc —	633
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
53,657	51,349	—	1/29/20	Federal Funds	Leonardo Spa —	2,313
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
3,963	3,946	—	1/29/20	Federal Funds	Lg Chem Ltd —	18
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
170,380	167,622	—	1/29/20	Federal Funds	Lincoln National	2,773
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
69,855	72,810	—	1/27/20	Federal Funds	Line Corp — Monthly	(2,987)
				Effective Rate US
				minus 0.34% —
				Monthly
54,692	56,955	—	1/27/20	Federal Funds	Lion Corp — Monthly	(2,257)
				Effective Rate US
				minus 0.30% —
				Monthly
9,510	9,624	—	1/30/20	Federal Funds	Lite-On Technology	(113)
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly

80 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,080	$11,035	$—	1/27/20	Federal Funds	Lojas Americanas	$46
				Effective Rate US	Sa — Monthly
				minus 1.93% —
				Monthly
7,263	7,097	—	1/29/20	Federal Funds	Lotte Chemical	166
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
15,373	15,285	—	1/29/20	Federal Funds	Lotte Corp —	84
				Effective Rate US	Monthly
				minus 3.79% —
				Monthly
12,167	11,769	—	1/29/20	Federal Funds	Luye Pharma Group	394
				Effective Rate US	Ltd — Monthly
				minus 7.88% —
				Monthly
83,628	83,438	—	1/29/20	Federal Funds	M&T Bank Corp —	(233)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
35,581	37,347	—	1/27/20	Federal Funds	M3 Inc — Monthly	(1,761)
				Effective Rate US
				minus 0.30% —
				Monthly
100,640	100,430	—	1/29/20	Federal Funds	Macquarie	217
				Effective Rate US	Infrastructure
				minus 0.23% —	Corp — Monthly
				Monthly
530	527	—	1/29/20	Federal Funds	Magellan Financial	1
				Effective Rate US	Group Ltd —
				minus 0.45% —	Monthly
				Monthly
36,009	36,453	—	1/27/20	Federal Funds	Makita Corp —	(440)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
115,868	113,889	—	1/29/20	Federal Funds	Marathon	1,985
				Effective Rate US	Petroleum Corp —
				minus 0.23% —	Monthly
				Monthly
35,754	35,798	—	1/29/20	Federal Funds	Marks & Spencer	(44)
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
26,298	25,704	—	1/29/20	Federal Funds	Marriott Vacations	596
				Effective Rate US	Worldwide Corp —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$85,805	$85,815	$—	1/29/20	Federal Funds	Marsh & Mclennan	$(4)
				Effective Rate US	Cos Inc — Monthly
				minus 0.23% —
				Monthly
36,767	36,841	—	1/27/20	Federal Funds	Marui Group Co	(70)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
43,475	42,986	—	1/27/20	Federal Funds	Maruichi Steel Tube	493
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
10,735	10,706	—	1/26/20	Federal Funds	Masraf Al Rayan	27
				Effective Rate US	Qsc — Monthly
				minus 3.50% —
				Monthly
105,699	103,906	—	1/29/20	Federal Funds	Mattel Inc —	1,797
				Effective Rate US	Monthly
				minus 1.15% —
				Monthly
95,812	96,282	—	1/29/20	Federal Funds	Mccormick & Co	(462)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,338	8,188	—	1/30/20	Federal Funds	Mediatek Inc —	151
				Effective Rate US	Monthly
				minus 0.05% —
				Monthly
74,937	72,590	—	1/29/20	Federal Funds	Melrose Industries	2,352
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
136,730	124,295	—	1/29/20	Federal Funds	Mercadolibre Inc —	12,446
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,399	6,414	—	1/29/20	Federal Funds	Meritz Securities Co	(15)
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
36,421	36,234	—	1/29/20	Federal Funds	Merlin	190
				Effective Rate US	Entertainments
				minus 0.30% —	Plc — Monthly
				Monthly
173,802	174,167	—	1/29/20	Federal Funds	Middleby Corp/	(350)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly

82 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,153	$23,507	$—	1/27/20	Federal Funds	Minor International	$(354)
				Effective Rate US	Pcl — Monthly
				minus 1.50% —
				Monthly
72,400	73,546	—	1/29/20	Federal Funds	Minth Group Ltd —	(1,140)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
1,445	1,451	—	1/29/20	Federal Funds	Mirae Asset Daewoo	(6)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
18,266	18,277	—	1/29/20	Federal Funds	Mirae Asset Daewoo	(10)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
36,180	35,833	—	1/29/20	Federal Funds	Mirvac Group —	348
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
51,383	51,495	—	1/27/20	Federal Funds	Misumi Group Inc —	(106)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
65,736	70,726	—	1/27/20	Federal Funds	Monotaro Co Ltd —	(4,988)
				Effective Rate US	Monthly
				minus 1.45% —
				Monthly
116,639	117,671	—	1/29/20	Federal Funds	Moody’S Corp —	(1,023)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
83,149	82,457	—	1/29/20	Federal Funds	Mtr Corp Ltd —	692
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
36,503	35,847	—	1/27/20	Federal Funds	Nagoya Railroad Co	659
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
4,386	4,453	—	1/27/20	Federal Funds	Nepi Rockcastle	(67)
				Effective Rate US	Plc — Monthly
				minus 0.90% —
				Monthly
20,296	20,318	—	1/28/20	Federal Funds	Nestle Malaysia	(122)
				Effective Rate US	Bhd — Monthly
				minus 10.16% —
				Monthly

PanAgora Market Neutral Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,924	$7,640	$—	1/29/20	Federal Funds	Netmarble Corp —	$283
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
4,663	4,529	—	1/29/20	Federal Funds	New China Life	134
				Effective Rate US	Insurance Co Ltd —
				minus 0.40% —	Monthly
				Monthly
86,054	84,143	—	1/29/20	Federal Funds	New World	1,918
				Effective Rate US	Development Co
				minus 0.40% —	Ltd — Monthly
				Monthly
67,884	65,703	—	1/29/20	Federal Funds	Newell Brands Inc —	1,543
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
36,875	37,715	—	1/27/20	Federal Funds	Nexon Co Ltd —	(836)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
53,597	54,459	—	1/27/20	Federal Funds	Nidec Corp —	(857)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
6,962	6,788	—	1/30/20	Federal Funds	Nien Made	173
				Effective Rate US	Enterprise Co Ltd —
				minus 4.38% —	Monthly
				Monthly
36,411	36,582	—	1/27/20	Federal Funds	Nippon Paint	(166)
				Effective Rate US	Holdings Co Ltd —
				minus 0.44% —	Monthly
				Monthly
49,105	49,289	—	1/27/20	Federal Funds	Nitori Holdings Co	(179)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
38,641	37,552	—	1/29/20	Federal Funds	Nokian Renkaat	1,092
				Effective Rate US	Oyj — Monthly
				minus 0.30% —
				Monthly
86,415	86,234	—	1/29/20	Federal Funds	Omnicom Group	187
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
72,986	72,236	—	1/29/20	Federal Funds	On Semiconductor	756
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

84 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$131,591	$130,777	$—	1/29/20	Federal Funds	Oracle Corp —	$825
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
78,313	77,598	—	1/29/20	Federal Funds	Orica Ltd — Monthly	721
				Effective Rate US
				minus 0.45% —
				Monthly
35,879	36,181	—	1/27/20	Federal Funds	Oriental Land Co	(298)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
4,877	4,826	—	1/29/20	Federal Funds	Pan Ocean Co Ltd —	52
				Effective Rate US	Monthly
				minus 2.13% —
				Monthly
50,092	49,321	—	1/27/20	Federal Funds	Park24 Co Ltd —	776
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
127,979	128,905	—	1/29/20	Federal Funds	Paycom Software	(916)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
115,174	113,997	—	1/29/20	Federal Funds	Penske Automotive	1,188
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
4,402	4,111	—	1/27/20	Federal Funds	Pepkor Holdings	291
				Effective Rate US	Ltd — Monthly
				minus 3.13% —
				Monthly
188,053	192,624	—	1/29/20	Federal Funds	Perkinelmer Inc —	(4,550)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
156,126	156,198	—	1/29/20	Federal Funds	Pfizer Inc — Monthly	(60)
				Effective Rate US
				minus 0.23% —
				Monthly
15,334	14,860	—	1/30/20	Federal Funds	Phison Electronics	473
				Effective Rate US	Corp — Monthly
				minus 3.13% —
				Monthly
114,646	115,222	—	1/29/20	Federal Funds	Pinnacle Financial	(568)
				Effective Rate US	Partners Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,191	$3,197	$—	1/27/20	Federal Funds	Pioneer Foods	$(6)
				Effective Rate US	Group Ltd —
				minus 0.90% —	Monthly
				Monthly
3,026	2,983	—	1/29/20	Federal Funds	Play	42
				Effective Rate US	Communications
				minus 0.75% —	Sa — Monthly
				Monthly
8,001	8,144	—	1/29/20	Federal Funds	Polskie Gornictwo	(142)
				Effective Rate US	Naftowe I
				minus 0.75% —	Gazownictwo Sa —
				Monthly	Monthly
158,103	158,018	—	1/29/20	Federal Funds	Pool Corp —	98
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,304	15,304	—	1/29/20	Federal Funds	Postal Savings Bank	1
				Effective Rate US	Of China Co Ltd —
				minus 0.40% —	Monthly
				Monthly
15,484	15,765	—	1/28/20	Federal Funds	Press Metal	(337)
				Effective Rate US	Aluminium Holdings
				minus 5.49% —	Bhd — Monthly
				Monthly
7,129	6,712	—	1/27/20	Federal Funds	Psg Group Ltd —	417
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
10,945	10,797	—	1/30/20	Federal Funds	Quanta Computer	148
				Effective Rate US	Inc — Monthly
				minus 0.40% —
				Monthly
13,062	13,082	—	1/27/20	Federal Funds	Raia Drogasil Sa —	(20)
				Effective Rate US	Monthly
				minus 27.00% —
				Monthly
35,570	35,209	—	1/29/20	Federal Funds	Reckitt Benckiser	362
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
4,149	4,278	—	1/27/20	Federal Funds	Reinet Investments	(129)
				Effective Rate US	Sca — Monthly
				minus 0.90% —
				Monthly
73,684	73,010	—	1/29/20	Federal Funds	Remy Cointreau	680
				Effective Rate US	Sa — Monthly
				minus 0.30% —
				Monthly

86 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,940	$35,569	$—	1/29/20	Federal Funds	Renault Sa —	$374
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
42,765	42,720	—	1/27/20	Federal Funds	Renesas Electronics	49
				Effective Rate US	Corp — Monthly
				minus 1.62% —
				Monthly
2,020	1,914	—	1/27/20	Federal Funds	Resilient Reit Ltd —	106
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
7,340	7,419	—	1/29/20	Federal Funds	Richter Gedeon	(79)
				Effective Rate US	Nyrt — Monthly
				minus 0.75% —
				Monthly
3,955	3,889	—	1/29/20	Federal Funds	Rogers	67
				Effective Rate US	Communications
				minus 0.25% —	Inc — Monthly
				Monthly
2,753	2,827	—	1/29/20	Federal Funds	Rushydro Pjsc —	(74)
				Effective Rate US	Monthly
				minus 6.50% —
				Monthly
4,533	4,542	—	1/29/20	Federal Funds	S–1 Corp — Monthly	(9)
				Effective Rate US
				minus 0.40% —
				Monthly
92,730	93,300	—	1/29/20	Federal Funds	Sage Therapeutics	(562)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
11,741	11,843	—	1/29/20	Federal Funds	Samsung Card Co	(102)
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
6,833	6,748	—	1/29/20	Federal Funds	Samsung Heavy	86
				Effective Rate US	Industries Co Ltd —
				minus 0.88% —	Monthly
				Monthly
7,110	7,091	—	1/29/20	Federal Funds	Samsung Securities	20
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
10,900	10,727	—	1/29/20	Federal Funds	Santander Bank	174
				Effective Rate US	Polska Sa — Monthly
				minus 0.75% —
				Monthly

PanAgora Market Neutral Fund 87

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,860	$35,457	$—	1/29/20	Federal Funds	Saputo Inc —	$259
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
9,332	9,435	—	1/27/20	Federal Funds	Sasol Ltd — Monthly	(103)
				Effective Rate US
				minus 0.90% —
				Monthly
34,659	36,431	—	1/27/20	Federal Funds	Sbi Holdings Inc —	(1,768)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
60,112	59,825	—	1/29/20	Federal Funds	Schibsted Asa —	289
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
36,414	36,615	—	1/29/20	Federal Funds	Seattle Genetics	(197)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,060	7,836	—	1/27/20	Federal Funds	Security Bank	224
				Effective Rate US	Corp — Monthly
				minus 6.06% —
				Monthly
74,121	75,113	—	1/29/20	Federal Funds	Seek Ltd — Monthly	(987)
				Effective Rate US
				minus 0.45% —
				Monthly
35,902	35,981	—	1/27/20	Federal Funds	Sekisui House Ltd —	(79)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
35,943	34,074	—	1/28/20	Federal Funds	Sembcorp	1,873
				Effective Rate US	Industries Ltd —
				minus 0.35% —	Monthly
				Monthly
11,468	11,404	—	1/28/20	Federal Funds	Sembcorp Marine	55
				Effective Rate US	Ltd — Monthly
				minus 11.50% —
				Monthly
15,739	15,927	—	1/29/20	Federal Funds	Semiconductor	(188)
				Effective Rate US	Manufacturing
				minus 6.29% —	International
				Monthly	Corp — Monthly
4,822	4,726	—	1/29/20	Federal Funds	Shanghai Electric	96
				Effective Rate US	Group Co Ltd —
				minus 1.13% —	Monthly
				Monthly

88 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,518	$14,095	$—	1/29/20	Federal Funds	Shanghai Fosun	$1,424
				Effective Rate US	Pharmaceutical
				minus 0.40% —	Group Co Ltd —
				Monthly	Monthly
36,735	36,999	—	1/29/20	Federal Funds	Shangri-La Asia	(261)
				Effective Rate US	Ltd — Monthly
				minus 0.42% —
				Monthly
67,688	66,670	—	1/29/20	Federal Funds	Shaw	1,023
				Effective Rate US	Communications
				minus 0.25% —	Inc — Monthly
				Monthly
15,533	15,717	—	1/29/20	Federal Funds	Shenzhen	(183)
				Effective Rate US	Investment Ltd —
				minus 0.40% —	Monthly
				Monthly
11,382	11,472	—	1/30/20	Federal Funds	Shin Kong Financial	(90)
				Effective Rate US	Holdings C —
				minus 2.13% —	Monthly
				Monthly
35,188	34,128	—	1/27/20	Federal Funds	Shin-Etsu Chemical	1,065
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
51,589	52,911	—	1/27/20	Federal Funds	Shiseido Co Ltd —	(1,317)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
55,419	55,766	—	1/29/20	Federal Funds	Shopify Inc —	(342)
				Effective Rate US	Monthly
				minus 0.25% —
				Monthly
47,517	46,623	—	1/29/20	Federal Funds	Siemens Ag —	898
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
74,382	73,197	—	1/29/20	Federal Funds	Siemens Gamesa	1,188
				Effective Rate US	Renewable Energy
				minus 3.19% —	Sa — Monthly
				Monthly
11,015	12,697	—	1/29/20	Federal Funds	Sillajen Inc —	(1,695)
				Effective Rate US	Monthly
				minus 7.50% —
				Monthly
90,105	90,154	—	1/28/20	Federal Funds	Singapore Telecom-	(38)
				Effective Rate US	munications Ltd —
				minus 0.35% —	Monthly
				Monthly

PanAgora Market Neutral Fund 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24	$25	$—	1/30/20	Federal Funds	Sinopac Financial	$—
				Effective Rate US	Holdings Co Ltd —
				minus 0.40% —	Monthly
				Monthly
32,509	33,640	—	1/29/20	Federal Funds	Six Flags	(1,128)
				Effective Rate US	Entertainment
				minus 0.23% —	Corp — Monthly
				Monthly
77,889	75,801	—	1/29/20	Federal Funds	Sjm Holdings Ltd —	2,087
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
9,837	9,709	—	1/29/20	Federal Funds	Sk Innovation Co	128
				Effective Rate US	Ltd — Monthly
				minus 0.05% —
				Monthly
85,038	84,963	—	1/29/20	Federal Funds	Skanska Ab —	82
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
56,462	57,663	—	1/29/20	Federal Funds	Skechers U.S.A.	(1,196)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
67,865	67,195	—	1/29/20	Federal Funds	Smartcentres Real	393
				Effective Rate US	Estate Investment
				minus 2.13% —	Trust — Monthly
				Monthly
63,440	62,442	—	1/29/20	Federal Funds	Snc-Lavalin Group	1,004
				Effective Rate US	Inc — Monthly
				minus 0.25% —
				Monthly
7,699	7,670	—	1/29/20	Federal Funds	Sociedad Quimica	51
				Effective Rate US	Y Minera De Chile Sa
				minus 5.17% —	Adr — Monthly
				Monthly
69,557	70,217	—	1/27/20	Federal Funds	Softbank Group	(651)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
19,193	19,141	—	1/29/20	Federal Funds	Soho China Ltd —	53
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
20,033	19,646	—	1/29/20	Federal Funds	S-Oil Corp —	388
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly

90 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,682	$21,951	$—	1/29/20	Federal Funds	Southern Copper	$733
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
5,965	5,492	—	1/28/20	Federal Funds	Sp Setia Bhd	468
				Effective Rate US	Group — Monthly
				minus 6.55% —
				Monthly
1,778,013	1,771,181	—	1/29/20	Federal Funds	Spdr S&P 500 Etf	6,953
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
33,088	32,787	—	1/29/20	Federal Funds	Spotify Technology	303
				Effective Rate US	Sa — Monthly
				minus 0.23% —
				Monthly
4,689	4,503	—	1/29/20	Federal Funds	Ssab Ab — Monthly	185
				Effective Rate US
				minus 5.43% —
				Monthly
182,088	177,208	—	1/29/20	Federal Funds	Stanley Black	4,898
				Effective Rate US	& Decker Inc —
				minus 0.23% —	Monthly
				Monthly
115,100	115,505	—	1/29/20	Federal Funds	Starbucks Corp —	(396)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
180,054	178,240	—	1/29/20	Federal Funds	Stryker Corp —	1,829
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
30,635	30,440	—	1/29/20	Federal Funds	Subsea 7 Sa —	198
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
82,610	82,067	—	1/29/20	Federal Funds	Suez — Monthly	549
				Effective Rate US
				minus 0.30% —
				Monthly
20,234	19,603	—	1/29/20	Federal Funds	Sunac China	631
				Effective Rate US	Holdings Ltd —
				minus 1.44% —	Monthly
				Monthly
45,189	45,179	—	1/28/20	Federal Funds	Suntec Real Estate	16
				Effective Rate US	Investment Trust —
				minus 0.35% —	Monthly
				Monthly

PanAgora Market Neutral Fund 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,420	$20,438	$—	1/29/20	Federal Funds	Switch Inc —	$(16)
				Effective Rate US	Monthly
				minus 0.66% —
				Monthly
35,606	35,172	—	1/29/20	Federal Funds	Tabcorp Holdings	437
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
7,198	7,439	—	1/30/20	Federal Funds	Taimed Biologics	(242)
				Effective Rate US	Inc — Monthly
				minus 2.88% —
				Monthly
10,960	11,016	—	1/30/20	Federal Funds	Taiwan Cooperative	(55)
				Effective Rate US	Financial Holding Co
				minus 0.40% —	Ltd — Monthly
				Monthly
148,005	143,515	—	1/29/20	Federal Funds	Tempur Sealy	4,500
				Effective Rate US	International Inc —
				minus 0.66% —	Monthly
				Monthly
34,447	34,331	—	1/29/20	Federal Funds	Tenaris Sa —	116
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
41,164	38,986	—	1/29/20	Federal Funds	Tencent Holdings	2,178
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
49,366	49,975	—	1/27/20	Federal Funds	Terumo	(603)
				Effective Rate US	Corporation —
				minus 0.74% —	Monthly
				Monthly
144,779	143,289	—	1/29/20	Federal Funds	Tesla Inc — Monthly	1,499
				Effective Rate US
				minus 2.43% —
				Monthly
44,129	43,483	—	1/29/20	Federal Funds	Thyssenkrupp Ag —	649
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,975	10,934	—	1/27/20	Federal Funds	Tmb Bank Pcl —	42
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
52,105	52,930	—	1/27/20	Federal Funds	Tokyo Century	(818)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly

92 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,721	$35,229	$—	1/27/20	Federal Funds	Tokyo Electric	$492
				Effective Rate US	Power Co Holdings
				minus 0.30% —	Inc — Monthly
				Monthly
42,401	42,986	—	1/27/20	Federal Funds	Tokyo Tatemono Co	(580)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
109,081	107,205	—	1/29/20	Federal Funds	Toll Brothers Inc —	1,885
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,634	16,807	—	1/28/20	Federal Funds	Top Glove Corp	(184)
				Effective Rate US	Bhd — Monthly
				minus 7.75% —
				Monthly
29,724	29,670	—	1/27/20	Federal Funds	Toto Ltd — Monthly	58
				Effective Rate US
				minus 0.30% —
				Monthly
3,053	2,902	—	1/29/20	Federal Funds	Tourmaline Oil	151
				Effective Rate US	Corp — Monthly
				minus 0.25% —
				Monthly
848	827	—	1/27/20	Federal Funds	Tower Bersama	21
				Effective Rate US	Infrastructure Tbk
				minus 5.12% —	Pt — Monthly
				Monthly
178,927	175,350	—	1/29/20	Federal Funds	Transdigm Group	3,590
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
112,232	112,585	—	1/29/20	Federal Funds	Tripadvisor Inc —	(342)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,606	9,505	—	1/29/20	Federal Funds	Tsingtao Brewery	102
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
5,415	4,783	—	1/29/20	Federal Funds	Turkcell Iletisim	633
				Effective Rate US	Hizmetleri As —
				minus 0.75% —	Monthly
				Monthly
35,938	34,554	—	1/29/20	Federal Funds	Turquoise Hill	1,386
				Effective Rate US	Resources Ltd —
				minus 0.25% —	Monthly
				Monthly

PanAgora Market Neutral Fund 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$109,442	$110,140	$—	1/29/20	Federal Funds	Tyler Technologies	$(688)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
4,876	4,716	—	1/27/20	Federal Funds	Ultrapar	160
				Effective Rate US	Participacoes Sa —
				minus 1.00% —	Monthly
				Monthly
39,578	38,569	—	1/29/20	Federal Funds	Under Armour Inc —	996
				Effective Rate US	Monthly
				minus 4.81% —
				Monthly
39,370	38,756	—	1/29/20	Federal Funds	Under Armour Inc —	613
				Effective Rate US	Monthly
				minus 2.39% —
				Monthly
10,529	10,375	—	1/27/20	Federal Funds	Unilever Indonesia	152
				Effective Rate US	Tbk Pt — Monthly
				minus 4.00% —
				Monthly
171,499	169,103	—	1/29/20	Federal Funds	United Technologies	2,410
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
10,227	10,043	—	1/27/20	Federal Funds	Universal Robina	180
				Effective Rate US	Corp — Monthly
				minus 7.14% —
				Monthly
69,016	68,656	—	1/29/20	Federal Funds	Valmont Industries	366
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
27,155	26,918	—	1/29/20	Federal Funds	Veoneer Inc —	297
				Effective Rate US	Monthly
				minus 0.80% —
				Monthly
114,160	114,041	—	1/29/20	Federal Funds	Verisign Inc —	130
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
78,511	78,585	—	1/29/20	Federal Funds	Versum Materials	(68)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
76,060	75,723	—	1/29/20	Federal Funds	Vifor Pharma Ag —	343
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

94 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$79,269	$78,087	$—	1/29/20	Federal Funds	Volkswagen Ag —	$1,189
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
83,845	84,165	—	1/29/20	Federal Funds	Vopak — Monthly	(314)
				Effective Rate US
				minus 0.30% —
				Monthly
174,092	173,095	—	1/29/20	Federal Funds	Wabtec Corp —	1,009
				Effective Rate US	Monthly
				minus 0.85% —
				Monthly
183,354	182,865	—	1/29/20	Federal Funds	Watsco Inc —	501
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,149	17,497	—	1/29/20	Federal Funds	Weibo Corp Adr —	653
				Effective Rate US	Monthly
				minus 0.39% —
				Monthly
35,892	35,425	—	1/29/20	Federal Funds	Weir Group Plc/	470
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
105,777	105,560	—	1/29/20	Federal Funds	Welbilt Inc —	226
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
165,417	167,031	—	1/29/20	Federal Funds	White Mountains	(1,599)
				Effective Rate US	Insurance Group
				minus 0.23% —	Ltd — Monthly
				Monthly
35,373	35,502	—	1/28/20	Federal Funds	Wilmar International	(130)
				Effective Rate US	Ltd — Monthly
				minus 0.35% —
				Monthly
16,544	17,103	—	1/30/20	Federal Funds	Win	(563)
				Effective Rate US	Semiconductors
				minus 5.75% —	Corp — Monthly
				Monthly
5,027	5,055	—	1/30/20	Federal Funds	Winbond	(27)
				Effective Rate US	Electronics Corp —
				minus 5.25% —	Monthly
				Monthly
7,068	7,081	—	1/30/20	Federal Funds	Wistron Corp —	(13)
				Effective Rate US	Monthly
				minus 5.50% —
				Monthly

PanAgora Market Neutral Fund 95

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$106,056	$105,459	$—	1/29/20	Federal Funds	Woodside	$606
				Effective Rate US	Petroleum Ltd —
				minus 0.45% —	Monthly
				Monthly
35,016	34,895	—	1/29/20	Federal Funds	Woolworths Group	121
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
136,776	138,586	—	1/29/20	Federal Funds	Worldpay Inc —	(1,799)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,421	11,521	—	1/29/20	Federal Funds	X5 Retail Group Nv	(100)
				Effective Rate US	Gdr — Monthly
				minus 0.88% —
				Monthly
83,845	83,752	—	1/29/20	Federal Funds	Xero Ltd — Monthly	92
				Effective Rate US
				minus 0.49% —
				Monthly
82,588	82,326	—	1/29/20	Federal Funds	Xerox Corp —	269
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
2,669	2,569	—	1/29/20	Federal Funds	Xinjiang Goldwind	98
				Effective Rate US	Science &
				minus 8.75% —	Technology Co
				Monthly	Ltd — Monthly
36,018	36,275	—	1/27/20	Federal Funds	Yamada Denki Co	(252)
				Effective Rate US	Ltd — Monthly
				minus 1.14% —
				Monthly
49,109	49,228	—	1/27/20	Federal Funds	Yamaha Corp —	(112)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,346	9,584	—	1/29/20	Federal Funds	Yapi Ve Kredi	761
				Effective Rate US	Bankasi As —
				minus 5.71% —	Monthly
				Monthly
56,048	55,066	—	1/29/20	Federal Funds	Yara International	983
				Effective Rate US	Asa — Monthly
				minus 0.30% —
				Monthly
47,358	47,762	—	1/27/20	Federal Funds	Yaskawa Electric	(708)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly

96 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$60,664	$59,884	$—	1/29/20	Federal Funds	Zalando Ag —	$763
				Effective Rate US	Monthly
				minus 1.80% —
				Monthly
7,614	7,625	—	1/29/20	Federal Funds	Zall Smart	(27)
				Effective Rate US	Commerce Group
				minus 32.8056% —	Ltd — Monthly
				Monthly
3,503	3,509	—	1/29/20	Federal Funds	Zhaojin Mining	(7)
				Effective Rate US	Industry Co Ltd —
				minus 7.38% —	Monthly
				Monthly
4,814	4,716	—	1/29/20	Federal Funds	Zhongan Online	94
				Effective Rate US	P&C Insurance Co
				minus 17.00% —	Ltd — Monthly
				Monthly
11,470	11,331	—	1/29/20	Federal Funds	Zhuzhou Crrc Times	141
				Effective Rate US	Electric Co Ltd —
				minus 0.40% —	Monthly
				Monthly
Upfront premium received		—		Unrealized appreciation		329,892
Upfront premium (paid)		—		Unrealized (depreciation)		(323,000)
Total		$—		Total		$6,892

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$950,833	$—	$—
Short-term investments	—	10,095,177	—
Totals by level	$950,833	$10,095,177	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$6,892	$—
Totals by level	$—	$6,892	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 97

Statement of assets and liabilities 8/31/18

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $11,046,393)	$11,046,010
Cash	2,108
Interest and other receivables	1,346
Receivable for shares of the fund sold	4,070
Receivable for investments sold	2,591,609
Receivable from Manager (Note 2)	62,227
Unrealized appreciation on OTC swap contracts (Note 1)	329,892
Unamortized offering costs (Note 1)	18,336
Prepaid assets	57,851
Total assets	14,113,449

LIABILITIES
Payable for investments purchased	2,663,153
Payable for custodian fees (Note 2)	3,479
Payable for investor servicing fees (Note 2)	764
Payable for Trustee compensation and expenses (Note 2)	115
Payable for administrative services (Note 2)	42
Payable for distribution fees (Note 2)	3,973
Payable for offering costs (Note 1)	334,594
Unrealized depreciation on OTC swap contracts (Note 1)	323,000
Other accrued expenses	70,614
Total liabilities	3,399,734

Net assets	$10,713,715

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$11,424,574
Accumulated net investment loss (Note 1)	(717,354)
Accumulated net realized loss on investments	(14)
Net unrealized appreciation of investments	6,509
Total — Representing net assets applicable to capital shares outstanding	$10,713,715

(Continued on next page)

98 PanAgora Market Neutral Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($9,274,796 divided by 995,572 shares)	$9.32
Offering price per class A share (100/94.25 of $9.32)*	$9.89
Net asset value and offering price per class B share ($9,252 divided by 1,000 shares)**	$9.25
Net asset value and offering price per class C share ($9,252 divided by 1,000 shares)**	$9.25
Net asset value and redemption price per class M share ($9,274 divided by 1,000 shares)	$9.27
Offering price per class M share (100/96.50 of $9.27)*	$9.61
Net asset value, offering price and redemption price per class R share
($9,295 divided by 1,000 shares)	$9.30
Net asset value, offering price and redemption price per class R6 share
($971,340 divided by 104,027 shares)	$9.34
Net asset value, offering price and redemption price per class Y share
($430,506 divided by 46,110 shares)	$9.34

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 99

Statement of operations
For the period 9/21/17 (commencement of operations) to 8/31/18

INVESTMENT INCOME
Interest	$161,093
Total investment income	161,093

EXPENSES
Compensation of Manager (Note 2)	133,008
Investor servicing fees (Note 2)	4,266
Custodian fees (Note 2)	6,301
Trustee compensation and expenses (Note 2)	536
Distribution fees (Note 2)	23,162
Administrative services (Note 2)	313
Amortization of offering costs (Note 1)	316,258
Reports to shareholders	34,604
Auditing and tax fees	53,444
Other	10,481
Fees waived and reimbursed by Manager (Note 2)	(401,390)
Total expenses	180,983
Expense reduction (Note 2)	(265)
Net expenses	180,718

Net investment loss	(19,625)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap contracts (Note 1)	(770,553)
Total net realized loss	(770,553)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(383)
Swap contracts	6,892
Total change in net unrealized appreciation	6,509

Net loss on investments	(764,044)

Net decrease in net assets resulting from operations	$(783,669)

The accompanying notes are an integral part of these financial statements.

100 PanAgora Market Neutral Fund

Statement of changes in net assets

For the period 9/21/17
(commencement of
INCREASE IN NET ASSETS	operations) to 8/31/18
Operations
Net investment loss	$(19,625)
Net realized loss on investments	(770,553)
Net unrealized appreciation of investments	6,509
Net decrease in net assets resulting from operations	(783,669)
Increase from capital share transactions (Note 4)	1,497,384
Total increase in net assets	713,715

NET ASSETS
Beginning of period (Note 5)	10,000,000
End of period (including accumulated net investment loss of $717,354)	$10,713,715

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 101

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	turnover (%)
Class A
August 31, 2018†	$10.00	(.02)	(.66)	(.68)	—	—	$9.32	(6.80)*	$9,275	1.69*	(.21)*	—
Class B
August 31, 2018†	$10.00	(.09)	(.66)	(.75)	—	—	$9.25	(7.50)*	$9	2.40*	(.92)*	—
Class C
August 31, 2018†	$10.00	(.09)	(.66)	(.75)	—	—	$9.25	(7.50)*	$9	2.40*	(.92)*	—
Class M
August 31, 2018†	$10.00	(.06)	(.67)	(.73)	—	—	$9.27	(7.30)*	$9	2.16*	(.68)*	—
Class R
August 31, 2018†	$10.00	(.04)	(.66)	(.70)	—	—	$9.30	(7.00)*	$9	1.93*	(.45)*	—
Class R6
August 31, 2018†	$10.00	.01	(.67)	(.66)	—	—	$9.34	(6.60)*	$971	1.46*	.13*	—
Class Y
August 31, 2018†	$10.00	.01	(.67)	(.66)	—	—	$9.34	(6.60)*	$431	1.45*	.11*	—

* Not annualized.

† For the period September 21, 2017 (commencement of operations) to August 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 3.71% as a percentage of average net assets for the period ended August 31, 2018 (Note 2).

The accompanying notes are an integral part of these financial statements.

102 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 103

Notes to financial statements 8/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 21, 2017 (commencement of operations) through August 31, 2018.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long/short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants. PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

The fund expects to use total return swaps, and may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies (principally ETFs). The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. The fund began offering class A, class B, class C, class M, class R, class R6 and class Y shares on September 21, 2017. The fund registered class T shares, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred

104 PanAgora Market Neutral Fund

sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

PanAgora Market Neutral Fund 105

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other

106 PanAgora Market Neutral Fund

securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2018, the fund had the following capital loss carryover available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$14	$—	$14

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $710,462 to its fiscal year ending August 31, 2019 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2018 and August 31, 2018, and (ii) specified ordinary and currency losses recognized between November 1, 2017 and August 31, 2018).

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from late year loss deferrals, from net operating loss

PanAgora Market Neutral Fund 107

and from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $697,729 to increase accumulated net investment loss, $72,810 to decrease paid-in capital and $770,539 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$361,791
Unrealized depreciation	(362,174)
Net unrealized depreciation	(383)
Capital loss carryforward	(14)
Late year ordinary loss deferral	(710,462)
Cost for federal income tax purposes	$11,053,285

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $334,594 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 1.229% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2019, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $401,390 as a result of this limit.

PanAgora is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M,

108 PanAgora Market Neutral Fund

class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$3,752	Class R	4
Class B	4	Class R6	352
Class C	4	Class Y	146
Class M	4	Total	$4,266

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $265 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $8, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$22,864
Class B	1.00%	1.00%	92
Class C	1.00%	1.00%	92
Class M	1.00%	0.75%	68
Class R	1.00%	0.50%	46
Total			$23,162

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $537 and no monies from the sale of class A and class M shares, respectively, and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

PanAgora Market Neutral Fund 109

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$—	$—
U.S. government securities (Long-term)	—	—
Total	$—	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
OPERATIONS) TO 8/31/18
Class A	Shares	Amount
Shares sold	1,601	$15,867
Shares issued in connection with reinvestment of distributions	—	—
	1,601	15,867
Shares repurchased	(29)	(275)
Net increase	1,572	$15,592

FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
OPERATIONS) TO 8/31/18
Class B	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
OPERATIONS) TO 8/31/18
Class C	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

110 PanAgora Market Neutral Fund

	FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
	OPERATIONS) TO 8/31/18
Class M	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

	FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
	OPERATIONS) TO 8/31/18
Class R	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

	FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
	OPERATIONS) TO 8/31/18
Class R6	Shares	Amount
Shares sold	109,046	$1,089,710
Shares issued in connection with reinvestment of distributions	—	—
	109,046	1,089,710
Shares repurchased	(6,019)	(59,232)
Net increase	103,027	$1,030,478

	FOR THE PERIOD 9/21/17 (COMMENCEMENT OF
	OPERATIONS) TO 8/31/18
Class Y	Shares	Amount
Shares sold	46,110	$460,664
Shares issued in connection with reinvestment of distributions	—	—
	46,110	460,664
Shares repurchased	(1,000)	(9,350)
Net increase	45,110	$451,314

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.84%	$9,264,080
Class B	1,000	100.00	9,252
Class C	1,000	100.00	9,252
Class M	1,000	100.00	9,274
Class R	1,000	100.00	9,295

At the close of the reporting period, a shareholder of record owned 9.0% of the outstanding shares of the fund.

PanAgora Market Neutral Fund 111

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on September 20, 2017 and commenced operations on September 21, 2017. Prior to September 21, 2017, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$9,940 000	994,000
Class B	10,000	1,000
Class C	10,000	1,000
Class M	10,000	1,000
Class R	10,000	1,000
Class R6	10,000	1,000
Class Y	10,000	1,000

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$53,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Receivables	$329,892	Payables	$323,000
Total		$329,892		$323,000

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(770,553)	$(770,553)
Total	$(770,553)	$(770,553)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$6,892	$6,892
Total	$6,892	$6,892

112 PanAgora Market Neutral Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
OTC Total return swap contracts*#	$329,892	$329,892
Total Assets	$329,892	$329,892
Liabilities:
OTC Total return swap contracts*#	$323,000	$323,000
Total Liabilities	$323,000	$323,000
Total Financial and Derivative Net Assets	$6,892	$6,892
Total collateral received (pledged)†##	$(6,961,674)
Net amount	$6,968,566
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$(6,961,674)	$(6,961,674)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

PanAgora Market Neutral Fund 113

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2019 will show the tax status of all distributions paid to your account in calendar 2018.

114 PanAgora Market Neutral Fund

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: RAGE English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Until 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance. Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT. Prior to 1998, served as Head of the Department of Economics at MIT.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

PanAgora Market Neutral Fund 115

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of August 31, 2018, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

116 PanAgora Market Neutral Fund

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Susan G. Malloy (Born 1957)
Executive Vice President, Principal Executive Officer,	Vice President and Assistant Treasurer
and Compliance Liaison	Since 2007
Since 2004	Head of Accounting, Middle Office, & Control Services,
Putnam Investments and Putnam Management
Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer	Mark C. Trenchard (Born 1962)
Since 2011	Vice President and BSA Compliance Officer
General Counsel, Putnam Investments,	Since 2002
Putnam Management, and Putnam Retail Management	Director of Operational Compliance, Putnam
Investments and Putnam Retail Management
James F. Clark (Born 1974)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2016	Vice President, Director of Proxy Voting and Corporate
Chief Compliance Officer, Putnam Investments	Governance, Assistant Clerk, and Assistant Treasurer
and Putnam Management	Since 2000

Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk,
Since 2010	and Assistant Treasurer
Since 2004
Janet C. Smith (Born 1965)
Vice President, Principal Financial Officer, Principal
Accounting Officer, and Assistant Treasurer
Since 2007
Head of Fund Administration Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

PanAgora Market Neutral Fund 117

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Emerging Markets Income Fund
Research Fund	Floating Rate Income Fund
Global Income Trust
Global Sector	Government Money Market Fund*
Global Consumer Fund	High Yield Fund
Global Financials Fund	Income Fund
Global Health Care Fund	Money Market Fund†
Global Industrials Fund	Mortgage Securities Fund
Global Natural Resources Fund	Short Duration Bond Fund
Global Sector Fund	Short Duration Income Fund
Global Technology Fund
Global Telecommunications Fund	Tax-free Income
Global Utilities Fund	AMT-Free Municipal Fund
Intermediate-Term Municipal Income Fund
Growth	Short-Term Municipal Income Fund
Growth Opportunities Fund	Tax Exempt Income Fund
International Growth Fund	Tax-Free High Yield Fund
Small Cap Growth Fund
Sustainable Future Fund	State tax-free income funds‡ :
Sustainable Leaders Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

118 PanAgora Market Neutral Fund

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

PanAgora Market Neutral Fund 119

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

120 PanAgora Market Neutral Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
PanAgora Asset Management, Inc.	Paul L. Joskow	Principal Accounting Officer,
470 Atlantic Ave.	Robert E. Patterson	and Assistant Treasurer
Boston, MA 02210	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Independent Registered Public	Vice President and
Accounting Firm	Chief Legal Officer	Denere P. Poulack
PricewaterhouseCoopers LLP		Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

August 31, 2018*	$45,026	$ —	$8,295	$15

*	For the period September 21, 2018 (commencement of operations) to August 31, 2018

For the fiscal year ended August 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amount of $532,711, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

August 31, 2018*	$ —	$524,401	$ —	$ —

*	For the period September 21, 2018 (commencement of operations) to August 31, 2018

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: October 29, 2018